     As filed with the Securities and Exchange Commission on April 5, 2005.
                                                           File No. 333-20343
                                                                    811-08154

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                               [ ]
                                     -------
         Post-Effective Amendment No.  11                          [X]
                                      ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   49                               [X]
                                -------

                        FIRST FORTIS LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                       FIRST FORTIS LIFE INSURANCE COMPANY
                               (Name of Depositor)
                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125

                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

      _____  immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__  on April 8, 2005 pursuant to paragraph (b) of Rule 485
      _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      _____  on _____________, pursuant to paragraph (a)(1) of Rule 485
      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information for TD Waterhouse variable annuity is incorporated in Part A of this Post-Effective Amendment No. 11, by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-20343), as filed on April 5, 2004, and declared effective on May 3, 2004.

                                    PART A

                         TD Waterhouse Variable Annuity
                               Separate Account A
                    First Fortis Life Insurance Company

                               File No. 333-20343

       SUPPLEMENT DATED APRIL 8, 2005 TO THE PROSPECTUS DATED MAY 3, 2004

       SUPPLEMENT DATED APRIL 8, 2005 TO THE PROSPECTUS DATED MAY 3, 2004


    On April 8, 2005, substantially all of the assets and liabilities of The Strong Mid Cap Growth Fund II (the "Strong Mid Cap Fund"), a series of the Strong Variable Insurance Funds, Inc. were merged or transferred into the Wells Fargo Advantage Discovery Fund (the "Wells Fargo Discovery Fund"), a series of the Wells Fargo Variable Trust, in exchange for shares of the Wells Fargo Advantage Discovery Fund. The prospectus is therefore amended as follows:

    1. References to the Strong Mid Cap Fund are hereby replaced with "The Wells Fargo Advantage Discovery Fund" and references to The Strong Mid Cap Growth Fund II Sub-Account are hereby replaced with "The Wells Fargo Advantage Discovery Fund Sub-Account." The Wells Fargo Discovery Fund is a series of Wells Fargo Variable Trust.
    2. Wells Fargo Variable Trust is an open-end management company. It was established as a Delaware statutory trust. Wells Fargo Funds Management, LLC (the "Adviser") is the investment adviser to the Wells Fargo Discovery Fund.
    3. Wells Fargo Advantage Discovery Fund--Seeks long-term capital appreciation.
    4. Reference to The Strong Mid Cap Growth Fund II, as appearing in the Annual Fund Operating Expenses table, are hereby amended as follows:

                  MANAGEMENT                     OTHER         TOTAL ANNUAL FUND     REIMBURSEMENT/        NET
                    FEE(2)      12B-1 FEES     EXPENSES(3)     OPERATING EXPENSES        WAIVER         EXPENSES(4)
                 -----------    ----------     -----------     ------------------    -------------    -------------
Wells Fargo        0.75%           0.25%         0.22%              1.22%                0.07%            1.15%
Advantage
Discovery Fund(1)

(1) On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation ("SFC") to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund.

(2) The Fund's investment adviser has implemented a breakpoint schedule for the Fund's management fees. The management fees charged to the Fund will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets.

    The breakpoint schedule for the Wells Fargo Discovery Fund is as follows:
    0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets
    $5 billion and higher.

(3) Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the Wells Fargo Discovery Fund is based on estimates for the current fiscal year.

(4) The Adviser has committed through April 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, except for the Wells Fargo Discovery Fund. For the Wells Fargo Discovery Fund, the Adviser has committed through April 30, 2007 to waive fees and/ or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.

    5. Reference to The Strong Mid Cap Growth Fund II, as appearing in the Accumulation Unit Values table, are hereby amended as follows:

                                               AS OF DECEMBER 31,
 SUB-ACCOUNT                            2004     2003     2002     2001     2000   1999   1998
                                       ------   ------   ------    ------   -----  -----  -----
WELLS FARGO ADVANTAGE DISCOVERY FUND   $9.034   $6.762   $10.876   $10.00   $ --   $ --   $ --
 Accumulation Unit Value at
    beginning of period
Accumulation Unit Value
    at end of period                   $10.717  $9.034    $6.762  $10.876   $ --   $ --   $ --
Number of accumulation Units
  outstanding at end of
  period (in thousands)                     73       64       56       15     --     --     --


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5147

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF FIRST FORTIS LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A AND THE
BOARD OF DIRECTORS OF FIRST FORTIS LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the First Fortis Life Insurance Company Separate Account A (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the First Fortis Life Insurance Company Separate Account A as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                             AMERICAN CENTURY
                                                VP CAPITAL     ALLIANCEBERNSTEIN
                           AMERICAN CENTURY    APPRECIATION      INTERNATIONAL
                           VP BALANCED FUND        FUND            PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ----------------  -----------------
ASSETS:
  Investments
    Number of Shares.....        27,460            5,976              9,012
                               ========          =======           ========
    Cost.................      $179,266          $43,656           $108,143
                               ========          =======           ========
    Market Value.........      $199,906          $45,778           $137,522
  Due from Hartford Life
   Insurance Company.....       --               --                 --
  Receivable from fund
   shares sold...........             2                1                  2
  Other assets...........       --               --                 --
                               --------          -------           --------
  Total Assets...........       199,908           45,779            137,524
                               --------          -------           --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             2                1                  2
  Payable for fund shares
   purchased.............       --               --                 --
  Other liabilities......       --               --                 --
                               --------          -------           --------
  Total Liabilities......             2                1                  2
                               --------          -------           --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $199,906          $45,778           $137,522
                               ========          =======           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                       FEDERATED
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED        FUND FOR U.S.      FEDERATED      FEDERATED
                             MONEY MARKET      PREMIER GROWTH    AMERICAN LEADERS      GOVERNMENT      HIGH INCOME   CAPITAL INCOME
                               PORFOLIO           PORTFOLIO          FUND II       SECURITIES FUND II  BOND FUND II     FUND II
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -----------------  ----------------  ------------------  ------------  --------------
ASSETS:
  Investments
    Number of Shares.....       400,147              7,909             10,162             18,337           5,745          4,064
                               ========           ========           ========           ========         =======        =======
    Cost.................      $400,147           $171,961           $189,408           $207,077         $41,825        $36,542
                               ========           ========           ========           ========         =======        =======
    Market Value.........      $400,147           $185,388           $210,047           $212,706         $47,111        $36,048
  Due from Hartford Life
   Insurance Company.....       --                 --                 --                --                --             --
  Receivable from fund
   shares sold...........             6                  2                  3                  3               1         --
  Other assets...........       --                 --                 --                --                --             --
                               --------           --------           --------           --------         -------        -------
  Total Assets...........       400,153            185,390            210,050            212,709          47,112         36,048
                               --------           --------           --------           --------         -------        -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             5                  2                  3                  3               1         --
  Payable for fund shares
   purchased.............       --                 --                 --                --                --             --
  Other liabilities......       --                 --                 --                --                --             --
                               --------           --------           --------           --------         -------        -------
  Total Liabilities......             5                  2                  3                  3               1         --
                               --------           --------           --------           --------         -------        -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $400,148           $185,388           $210,047           $212,706         $47,111        $36,048
                               ========           ========           ========           ========         =======        =======


                           GARTMORE GVIT
                            DEVELOPING
                           MARKETS FUND
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments
    Number of Shares.....      10,350
                             ========
    Cost.................    $ 98,586
                             ========
    Market Value.........    $122,440
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........           2
  Other assets...........      --
                             --------
  Total Assets...........     122,442
                             --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           2
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                             --------
  Total Liabilities......           2
                             --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $122,440
                             ========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                            HARTFORD       HARTFORD
                            ADVISERS      BLUE CHIP        HARTFORD
                            HLS FUND    STOCK HLS FUND   BOND HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (A)
                           -----------  --------------  ---------------
ASSETS:
  Investments
    Number of Shares.....      57,352        147,816          151,200
                           ==========     ==========       ==========
    Cost.................  $1,279,114     $2,287,058       $1,792,350
                           ==========     ==========       ==========
    Market Value.........  $1,321,581     $2,637,693       $1,805,764
  Due from Hartford Life
   Insurance Company.....         477        --              --
  Receivable from fund
   shares sold...........      --             20,006           27,569
  Other assets...........      --            --              --
                           ----------     ----------       ----------
  Total Assets...........   1,322,058      2,657,699        1,833,333
                           ----------     ----------       ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             20,006           27,570
  Payable for fund shares
   purchased.............         477        --              --
  Other liabilities......           2        --              --
                           ----------     ----------       ----------
  Total Liabilities......         479         20,006           27,570
                           ----------     ----------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $1,321,579     $2,637,693       $1,805,763
                           ==========     ==========       ==========

(a) Effective April 30, 2004, Hartford Multisector Bond HLS Fund Sub-Account merged with Hartford Bond HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             HARTFORD      HARTFORD                                           HARTFORD
                             CAPITAL        CAPITAL        HARTFORD          HARTFORD          GROWTH       HARTFORD
                           APPRECIATION  OPPORTUNITIES  GLOBAL LEADERS  DISCIPLINED EQUITY  OPPORTUNITIES  HIGH YIELD
                             HLS FUND      HLS FUND        HLS FUND          HLS FUND         HLS FUND      HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  --------------  ------------------  -------------  -----------
ASSETS:
  Investments
    Number of Shares.....       3,116        20,011           56,349           234,766           50,273       89,814
                             ========      ========       ==========        ==========       ==========     ========
    Cost.................    $142,661      $130,171       $  801,315        $2,536,460       $1,059,832     $844,147
                             ========      ========       ==========        ==========       ==========     ========
    Market Value.........    $166,495      $141,626       $1,037,478        $2,821,032       $1,388,856     $921,836
  Due from Hartford Life
   Insurance Company.....      --            --              --               --                  4,695       --
  Receivable from fund
   shares sold...........           6             5              123            16,737          --            10,379
  Other assets...........      --            --              --               --                --            --
                             --------      --------       ----------        ----------       ----------     --------
  Total Assets...........     166,501       141,631        1,037,601         2,837,769        1,393,551      932,215
                             --------      --------       ----------        ----------       ----------     --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           6             5              123            16,737          --            10,379
  Payable for fund shares
   purchased.............      --            --              --               --                  4,695       --
  Other liabilities......      --            --              --               --                      2       --
                             --------      --------       ----------        ----------       ----------     --------
  Total Liabilities......           6             5              123            16,737            4,697       10,379
                             --------      --------       ----------        ----------       ----------     --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $166,495      $141,626       $1,037,478        $2,821,032       $1,388,854     $921,836
                             ========      ========       ==========        ==========       ==========     ========

                                             HARTFORD
                                           INTERNATIONAL
                              HARTFORD     OPPORTUNITIES
                           INDEX HLS FUND    HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------
ASSETS:
  Investments
    Number of Shares.....        97,015        41,185
                             ==========      ========
    Cost.................    $2,916,075      $307,380
                             ==========      ========
    Market Value.........    $3,120,688      $488,327
  Due from Hartford Life
   Insurance Company.....       --             --
  Receivable from fund
   shares sold...........        14,399         1,116
  Other assets...........       --                  4
                             ----------      --------
  Total Assets...........     3,135,087       489,447
                             ----------      --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        14,400         1,116
  Payable for fund shares
   purchased.............       --             --
  Other liabilities......       --             --
                             ----------      --------
  Total Liabilities......        14,400         1,116
                             ----------      --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $3,120,687      $488,331
                             ==========      ========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                            HARTFORD
                              HARTFORD      LARGECAP       HARTFORD       HARTFORD
                           INTERNATIONAL     GROWTH         MIDCAP      MONEY MARKET
                           STOCK HLS FUND   HLS FUND    STOCK HLS FUND    HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------  --------------  ------------
ASSETS:
  Investments
    Number of Shares.....       61,378        135,977         83,802       278,143
                              ========     ==========     ==========      ========
    Cost.................     $672,761     $1,184,986     $  869,633      $278,143
                              ========     ==========     ==========      ========
    Market Value.........     $836,339     $1,302,484     $1,058,300      $278,143
  Due from Hartford Life
   Insurance Company.....      --              --            --             --
  Receivable from fund
   shares sold...........        2,874          6,463         11,951            11
  Other assets...........      --              --            --             --
                              --------     ----------     ----------      --------
  Total Assets...........      839,213      1,308,947      1,070,251       278,154
                              --------     ----------     ----------      --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        2,874          6,463         11,951            10
  Payable for fund shares
   purchased.............      --              --            --             --
  Other liabilities......      --                   2        --             --
                              --------     ----------     ----------      --------
  Total Liabilities......        2,874          6,465         11,951            10
                              --------     ----------     ----------      --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $836,339     $1,302,482     $1,058,300      $278,144
                              ========     ==========     ==========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                            HARTFORD        HARTFORD
                              HARTFORD        HARTFORD       HARTFORD    U.S. GOVERNMENT      VALUE         ING VP
                           SMALLCAP VALUE  SMALLCAP GROWTH     STOCK       SECURITIES     OPPORTUNITIES    EMERGING
                              HLS FUND        HLS FUND       HLS FUND       HLS FUND        HLS FUND     MARKETS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  ---------------  -----------  ---------------  -------------  ------------
ASSETS:
  Investments
    Number of Shares.....       126,048          62,395         5,253          89,470          74,845        2,784
                             ==========      ==========      ========      ==========      ==========      =======
    Cost.................    $1,697,424      $  937,170      $184,255      $  944,951      $1,000,893      $17,694
                             ==========      ==========      ========      ==========      ==========      =======
    Market Value.........    $2,093,677      $1,264,190      $240,166      $1,005,871      $1,359,505      $22,105
  Due from Hartford Life
   Insurance Company.....         7,622         --              1,249         --              --            --
  Receivable from fund
   shares sold...........       --                5,921        --              12,300           9,103       --
  Other assets...........       --              --             --             --              --            --
                             ----------      ----------      --------      ----------      ----------      -------
  Total Assets...........     2,101,299       1,270,111       241,415       1,018,171       1,368,608       22,105
                             ----------      ----------      --------      ----------      ----------      -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                5,921        --              12,300           9,103           12
  Payable for fund shares
   purchased.............         7,622         --              1,249         --              --            --
  Other liabilities......       --              --             --             --              --                 9
                             ----------      ----------      --------      ----------      ----------      -------
  Total Liabilities......         7,622           5,921         1,249          12,300           9,103           21
                             ----------      ----------      --------      ----------      ----------      -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $2,093,677      $1,264,190      $240,166      $1,005,871      $1,359,505      $22,084
                             ==========      ==========      ========      ==========      ==========      =======


                               ING VP          AIM V. I.
                               NATURAL          HEALTH
                           RESOURCES TRUST   SCIENCES FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (B)
                           ---------------  ---------------
ASSETS:
  Investments
    Number of Shares.....        3,265            9,568
                               =======         ========
    Cost.................      $50,825         $155,765
                               =======         ========
    Market Value.........      $57,619         $180,831
  Due from Hartford Life
   Insurance Company.....       21,742          --
  Receivable from fund
   shares sold...........      --                     2
  Other assets...........      --               --
                               -------         --------
  Total Assets...........       79,361          180,833
                               -------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                     2
  Payable for fund shares
   purchased.............       21,742          --
  Other liabilities......            6          --
                               -------         --------
  Total Liabilities......       21,748                2
                               -------         --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $57,613         $180,831
                               =======         ========

(b) Formerly INVESCO Health Science Fund Sub-Account. Change effective October 15, 2004.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                              AIM V. I.        AIM V. I.
                             TECHNOLOGY       CORE STOCK     MFS EMERGING     MFS HIGH
                                FUND             FUND        GROWTH SERIES  INCOME SERIES
                           SUB-ACCOUNT (C)  SUB-ACCOUNT (D)   SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ---------------  -------------  -------------
ASSETS:
  Investments
    Number of Shares.....       23,948            3,206            460           3,578
                              ========          =======         ======         =======
    Cost.................     $292,879          $58,316         $7,083         $31,521
                              ========          =======         ======         =======
    Market Value.........     $297,429          $59,338         $8,063         $37,102
  Due from Hartford Life
   Insurance Company.....      --               --              --              --
  Receivable from fund
   shares sold...........       21,657                1         --              --
  Other assets...........      --               --              --              --
                              --------          -------         ------         -------
  Total Assets...........      319,086           59,339          8,063          37,102
                              --------          -------         ------         -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       21,657                1             15              21
  Payable for fund shares
   purchased.............      --               --              --              --
  Other liabilities......      --               --              --                   4
                              --------          -------         ------         -------
  Total Liabilities......       21,657                1             15              25
                              --------          -------         ------         -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $297,429          $59,338         $8,048         $37,077
                              ========          =======         ======         =======

(c) Formerly INVESCO Technology Fund Sub-Account. Change effective October 15, 2004.
(d) Formerly INVESCO Core Equity Fund Sub-Account. Change effective October 15, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                          NEUBERGER BERMAN                                                         THE STRONG
                                            AMT LIMITED     NEUBERGER BERMAN                      PIONEER GROWTH     MID CAP
                           MFS STRATEGIC   MATURITY BOND      AMT PARTNERS       PIONEER FUND      OPPORTUNITIES     GROWTH
                           INCOME SERIES     PORTFOLIO         PORTFOLIO        VCT PORTFOLIO      VCT PORTFOLIO     FUND II
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT (E)(G)  SUB-ACCOUNT (F)  SUB-ACCOUNT
                           -------------  ----------------  ----------------  ------------------  ---------------  -----------
ASSETS:
  Investments
    Number of Shares.....       2,204           3,969             1,382              4,175              8,993          3,352
                              =======         =======           =======            =======           ========        =======
    Cost.................     $21,779         $51,559           $20,869            $84,008           $181,057        $36,130
                              =======         =======           =======            =======           ========        =======
    Market Value.........     $24,799         $50,884           $25,318            $85,887           $213,865        $54,832
  Due from Hartford Life
   Insurance Company.....      --             --                --                 --                 --              --
  Receivable from fund
   shares sold...........      --             --                --                 --                 --              --
  Other assets...........      --             --                --                 --                 --              --
                              -------         -------           -------            -------           --------        -------
  Total Assets...........      24,799          50,884            25,318             85,887            213,865         54,832
                              -------         -------           -------            -------           --------        -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                  10           --                      17                  8             11
  Payable for fund shares
   purchased.............      --             --                --                 --                 --              --
  Other liabilities......      --             --                      3            --                       3         --
                              -------         -------           -------            -------           --------        -------
  Total Liabilities......      --                  10                 3                 17                 11             11
                              -------         -------           -------            -------           --------        -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $24,799         $50,874           $25,315            $85,870           $213,854        $54,821
                              =======         =======           =======            =======           ========        =======


                             VAN ECK       VAN ECK
                            WORLDWIDE   WORLDWIDE HARD
                            BOND FUND    ASSETS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
ASSETS:
  Investments
    Number of Shares.....      3,471         3,719
                             =======       =======
    Cost.................    $41,396       $58,287
                             =======       =======
    Market Value.........    $46,271       $68,284
  Due from Hartford Life
   Insurance Company.....     --            --
  Receivable from fund
   shares sold...........     --            --
  Other assets...........     --            --
                             -------       -------
  Total Assets...........     46,271        68,284
                             -------       -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         10             7
  Payable for fund shares
   purchased.............     --            --
  Other liabilities......          3             5
                             -------       -------
  Total Liabilities......         13            12
                             -------       -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $46,258       $68,272
                             =======       =======

(e) Effective December 10, 2004, SAFECO Core Equity Portfolio Sub-Account (formerly SAFECO Equity Portfolio Sub-Account, change effective May 3,
     2004) merged with Pioneer Fund VCT Portfolio Sub-Account.
(f) Formerly SAFECO Growth Opportunities Portfolio Sub-Account. Change effective December 10, 2004.
(g)  From inception, December 10, 2004 to December 31, 2004.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #     LIABILITY
                                --------  ------------  -----------  ------------
American Century VP Balanced
 Fund.........................     0.45%       11,528   $17.341349   $   199,906
American Century VP Capital
 Appreciation Fund............     0.45%        4,066    11.257483        45,778
AllianceBernstein
 International Portfolio --
 Class A......................     0.45%       10,166    13.527539       137,522
AllianceBernstein Money Market
 Porfolio -- Class A..........     0.45%       30,787    12.997379       400,148
AllianceBernstein Premier
 Growth Portfolio -- Class
 A............................     0.45%        9,657    19.197835       185,388
Federated American Leaders
 Fund II -- Class PRIM........     0.45%       10,485    20.032799       210,047
Federated Fund for U.S.
 Government Securities Fund
 II -- Class PRIM.............     0.45%       13,948    15.249995       212,706
Federated High Income Bond
 Fund II -- Class PRIM........     0.45%        2,948    15.982268        47,111
Federated Capital Income Fund
 II -- Class PRIM.............     0.45%        2,986    12.073866        36,048
Gartmore GVIT Developing
 Markets Fund -- Class II.....     0.45%       10,150    12.063325       122,440
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%      369,396     3.577676     1,321,579
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.35%      147,219    17.916823     2,637,693
Hartford Bond HLS Fund --
 Class IA.....................     1.35%      678,887     2.659888     1,805,763
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.35%      100,497     1.656714       166,495
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.35%       22,443     6.310475       141,626
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%       40,772    25.445733     1,037,478
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%      126,965    22.218925     2,821,032
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%      256,451     5.415672     1,388,854
Hartford High Yield HLS
 Fund -- Class IA.............     1.35%       66,212    13.922540       921,836
Hartford Index HLS Fund --
 Class IA.....................     0.45%       20,095    16.767469       336,948
Hartford Index HLS Fund --
 Class IA.....................     1.35%      154,213    18.051207     2,783,739
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%      310,723     1.571597       488,331
Hartford International Stock
 HLS Fund -- Class IA.........     1.35%       49,036    17.055706       836,339
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     1.35%      142,465     9.142445     1,302,482
Hartford MidCap Stock HLS
 Fund -- Class IA.............     1.35%       80,224    13.191788     1,058,300
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%      164,588     1.689946       278,144
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.35%      102,128    20.500498     2,093,677
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%       49,531    25.523286     1,264,190
Hartford Stock HLS Fund --
 Class IA.....................     1.35%      183,795     1.306701       240,166
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.35%       43,511    23.117766     1,005,871
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%       62,686    21.687414     1,359,505
ING VP Emerging Markets
 Fund.........................     0.45%        1,938    11.396450        22,084
ING VP Natural Resources
 Trust........................     0.45%        3,520    16.366942        57,613
AIM V.I. Health Sciences
 Fund -- Class SI.............     0.45%        9,551    18.933125       180,831
AIM V.I. Technology Fund --
 Class SI.....................     0.45%       24,580    12.100547       297,429
AIM V.I. Core Stock Fund --
 Class SI.....................     0.45%        3,867    15.345871        59,338
MFS Emerging Growth Series --
 Class INIT...................     0.45%          488    16.494872         8,048
MFS High Income Series --
 Class INIT...................     0.45%        2,319    15.989376        37,077
MFS Strategic Income
 Series -- Class INIT.........     0.45%        1,676    14.793340        24,799
Neuberger Berman AMT Limited
 Maturity Bond Portfolio......     0.45%        3,737    13.614332        50,874
Neuberger Berman AMT Partners
 Portfolio....................     0.45%        1,568    16.144003        25,315
Pioneer Fund VCT Portfolio --
 Class I......................     0.45%        8,349    10.285190        85,870
Pioneer Growth Opportunities
 VCT Portfolio................     0.45%       11,200    19.093796       213,854
The Strong Mid Cap Growth Fund
 II...........................     0.45%        5,115    10.716759        54,821
Van Eck Worldwide Bond Fund...     0.45%        2,886    16.028761        46,258
Van Eck Worldwide Hard Assets
 Fund.........................     0.45%        4,939    13.822619        68,272
                                                                     -----------
GRAND TOTAL...................                                       $28,119,625
                                                                     ===========

  #  Rounded unit prices

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                      (This page intentionally left blank)

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                             AMERICAN CENTURY
                                                VP CAPITAL     ALLIANCEBERNSTEIN
                           AMERICAN CENTURY    APPRECIATION      INTERNATIONAL
                           VP BALANCED FUND        FUND            PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ----------------  -----------------
INVESTMENT INCOME:
  Dividends..............      $ 2,497           $--                $   413
                               -------           -------            -------
EXPENSE:
  Mortality and expense
   undertakings..........         (762)             (202)              (679)
                               -------           -------            -------
    Net investment income
     (loss)..............        1,735              (202)              (266)
                               -------           -------            -------
CAPITAL GAINS INCOME.....      --                --                 --
                               -------           -------            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           19               809              6,856
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       13,408             2,508             16,934
                               -------           -------            -------
    Net gain (loss) on
     investments.........       13,427             3,317             23,790
                               -------           -------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $15,162           $ 3,115            $23,524
                               =======           =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                                                       FEDERATED
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED        FUND FOR U.S.      FEDERATED      FEDERATED
                             MONEY MARKET      PREMIER GROWTH    AMERICAN LEADERS      GOVERNMENT      HIGH INCOME   CAPITAL INCOME
                               PORFOLIO           PORTFOLIO          FUND II       SECURITIES FUND II  BOND FUND II     FUND II
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -----------------  ----------------  ------------------  ------------  --------------
INVESTMENT INCOME:
  Dividends..............       $ 3,836            $--               $ 2,373            $ 9,176           $4,706         $1,457
                                -------            -------           -------            -------           ------         ------
EXPENSE:
  Mortality and expense
   undertakings..........        (2,780)              (888)             (861)              (949)            (291)          (151)
                                -------            -------           -------            -------           ------         ------
    Net investment income
     (loss)..............         1,056               (888)            1,512              8,227            4,415          1,306
                                -------            -------           -------            -------           ------         ------
CAPITAL GAINS INCOME.....       --                 --                --                   1,071           --             --
                                -------            -------           -------            -------           ------         ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                     352               597                135            2,351              8
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --                  15,378            15,362             (2,945)            (565)         1,818
                                -------            -------           -------            -------           ------         ------
    Net gain (loss) on
     investments.........       --                  15,730            15,959             (2,810)           1,786          1,826
                                -------            -------           -------            -------           ------         ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 1,056            $14,842           $17,471            $ 6,488           $6,201         $3,132
                                =======            =======           =======            =======           ======         ======


                           GARTMORE GVIT
                            DEVELOPING
                           MARKETS FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............     $   672
                              -------
EXPENSE:
  Mortality and expense
   undertakings..........        (491)
                              -------
    Net investment income
     (loss)..............         181
                              -------
CAPITAL GAINS INCOME.....       5,210
                              -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       1,107
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      10,830
                              -------
    Net gain (loss) on
     investments.........      11,937
                              -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $17,328
                              =======

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            HARTFORD       HARTFORD
                            ADVISERS      BLUE CHIP        HARTFORD
                            HLS FUND    STOCK HLS FUND   BOND HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (A)
                           -----------  --------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $ 28,627       $  5,331        $ 138,820
                            --------       --------        ---------
EXPENSE:
  Mortality and expense
   undertakings..........    (19,993)       (34,625)         (24,483)
                            --------       --------        ---------
    Net investment income
     (loss)..............      8,634        (29,294)         114,337
                            --------       --------        ---------
CAPITAL GAINS INCOME.....     --            --                48,765
                            --------       --------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     10,530         38,366           10,695
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      7,460        174,670         (114,167)
                            --------       --------        ---------
    Net gain (loss) on
     investments.........     17,990        213,036         (103,472)
                            --------       --------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 26,624       $183,742        $  59,630
                            ========       ========        =========

(a) Effective April 30, 2004, Hartford Multisector Bond HLS Fund Sub-Account merged with Hartford Bond HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                             HARTFORD      HARTFORD                                           HARTFORD
                             CAPITAL        CAPITAL        HARTFORD          HARTFORD          GROWTH       HARTFORD
                           APPRECIATION  OPPORTUNITIES  GLOBAL LEADERS  DISCIPLINED EQUITY  OPPORTUNITIES  HIGH YIELD
                             HLS FUND      HLS FUND        HLS FUND          HLS FUND         HLS FUND      HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  --------------  ------------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............    $   449        $   550        $  5,259          $ 30,122         $ --          $ 45,408
                             -------        -------        --------          --------         --------      --------
EXPENSE:
  Mortality and expense
   undertakings..........       (859)        (1,682)        (12,695)          (41,264)         (16,565)      (11,574)
                             -------        -------        --------          --------         --------      --------
    Net investment income
     (loss)..............       (410)        (1,132)         (7,436)          (11,142)         (16,565)       33,834
                             -------        -------        --------          --------         --------      --------
CAPITAL GAINS INCOME.....     --             --             --               --                 --            --
                             -------        -------        --------          --------         --------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        645            334          24,581            56,064           27,583         4,719
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     20,857         12,127         146,600           139,507          183,792        15,416
                             -------        -------        --------          --------         --------      --------
    Net gain (loss) on
     investments.........     21,502         12,461         171,181           195,571          211,375        20,135
                             -------        -------        --------          --------         --------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $21,092        $11,329        $163,745          $184,429         $194,810      $ 53,969
                             =======        =======        ========          ========         ========      ========

                                             HARTFORD
                                           INTERNATIONAL
                              HARTFORD     OPPORTUNITIES
                           INDEX HLS FUND    HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------
INVESTMENT INCOME:
  Dividends..............     $ 39,140        $ 3,270
                              --------        -------
EXPENSE:
  Mortality and expense
   undertakings..........      (48,146)        (6,479)
                              --------        -------
    Net investment income
     (loss)..............       (9,006)        (3,209)
                              --------        -------
CAPITAL GAINS INCOME.....       13,668         --
                              --------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        7,359         30,536
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      275,644         46,138
                              --------        -------
    Net gain (loss) on
     investments.........      283,003         76,674
                              --------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $287,665        $73,465
                              ========        =======

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                            HARTFORD
                              HARTFORD      LARGECAP       HARTFORD       HARTFORD
                           INTERNATIONAL     GROWTH         MIDCAP      MONEY MARKET
                           STOCK HLS FUND   HLS FUND    STOCK HLS FUND    HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------  --------------  ------------
INVESTMENT INCOME:
  Dividends..............     $  2,559      $    660       $  1,362       $ 3,034
                              --------      --------       --------       -------
EXPENSE:
  Mortality and expense
   undertakings..........      (10,884)      (18,588)       (12,773)       (4,183)
                              --------      --------       --------       -------
    Net investment income
     (loss)..............       (8,325)      (17,928)       (11,411)       (1,149)
                              --------      --------       --------       -------
CAPITAL GAINS INCOME.....      --             --            --             --
                              --------      --------       --------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       30,218         9,882         17,888        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       85,052       142,410        102,400        --
                              --------      --------       --------       -------
    Net gain (loss) on
     investments.........      115,270       152,292        120,288        --
                              --------      --------       --------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $106,945      $134,364       $108,877       $(1,149)
                              ========      ========       ========       =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                            HARTFORD        HARTFORD
                              HARTFORD        HARTFORD       HARTFORD    U.S. GOVERNMENT      VALUE         ING VP
                           SMALLCAP VALUE  SMALLCAP GROWTH     STOCK       SECURITIES     OPPORTUNITIES    EMERGING
                              HLS FUND        HLS FUND       HLS FUND       HLS FUND        HLS FUND     MARKETS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  ---------------  -----------  ---------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............     $ 13,375        $--             $ 2,541       $ 44,558        $  4,097        $  216
                              --------        --------        -------       --------        --------        ------
EXPENSE:
  Mortality and expense
   undertakings..........      (25,834)        (15,400)        (3,109)       (16,155)        (17,744)         (123)
                              --------        --------        -------       --------        --------        ------
    Net investment income
     (loss)..............      (12,459)        (15,400)          (568)        28,403         (13,647)           93
                              --------        --------        -------       --------        --------        ------
CAPITAL GAINS INCOME.....       19,572         --              --            --               --            --
                              --------        --------        -------       --------        --------        ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       84,070          44,099          1,342         51,459          83,905           (31)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      150,822         134,393          5,712        (68,740)        143,079         3,303
                              --------        --------        -------       --------        --------        ------
    Net gain (loss) on
     investments.........      234,892         178,492          7,054        (17,281)        226,984         3,272
                              --------        --------        -------       --------        --------        ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $242,005        $163,092        $ 6,486       $ 11,122        $213,337        $3,365
                              ========        ========        =======       ========        ========        ======


                               ING VP          AIM V. I.
                               NATURAL          HEALTH
                           RESOURCES TRUST   SCIENCES FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (B)
                           ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $  335           $--
                               ------           -------
EXPENSE:
  Mortality and expense
   undertakings..........        (139)             (845)
                               ------           -------
    Net investment income
     (loss)..............         196              (845)
                               ------           -------
CAPITAL GAINS INCOME.....      --               --
                               ------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         126               484
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       3,322            11,609
                               ------           -------
    Net gain (loss) on
     investments.........       3,448            12,093
                               ------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $3,644           $11,248
                               ======           =======

(b) Formerly INVESCO Health Science Fund Sub-Account. Change effective October 15, 2004.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              AIM V. I.        AIM V. I.
                             TECHNOLOGY       CORE STOCK     MFS EMERGING     MFS HIGH
                                FUND             FUND        GROWTH SERIES  INCOME SERIES
                           SUB-ACCOUNT (C)  SUB-ACCOUNT (D)   SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ---------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............      $--              $   504         $--            $ 1,869
                               -------          -------         -------        -------
EXPENSE:
  Mortality and expense
   undertakings..........       (1,419)            (326)            (41)          (210)
                               -------          -------         -------        -------
    Net investment income
     (loss)..............       (1,419)             178             (41)         1,659
                               -------          -------         -------        -------
CAPITAL GAINS INCOME.....      --               --               --             --
                               -------          -------         -------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (2,205)           1,591              58          4,466
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       14,664           (1,246)            890         (2,488)
                               -------          -------         -------        -------
    Net gain (loss) on
     investments.........       12,459              345             948          1,978
                               -------          -------         -------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $11,040          $   523            $907        $ 3,637
                               =======          =======         =======        =======

(c) Formerly INVESCO Technology Fund Sub-Account. Change effective October 15, 2004.
(d) Formerly INVESCO Core Equity Fund Sub-Account. Change effective October 15, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                          NEUBERGER BERMAN                                                         THE STRONG
                                            AMT LIMITED     NEUBERGER BERMAN                      PIONEER GROWTH     MID CAP
                           MFS STRATEGIC   MATURITY BOND      AMT PARTNERS       PIONEER FUND      OPPORTUNITIES     GROWTH
                           INCOME SERIES     PORTFOLIO         PORTFOLIO        VCT PORTFOLIO      VCT PORTFOLIO     FUND II
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT (E)(G)  SUB-ACCOUNT (F)  SUB-ACCOUNT
                           -------------  ----------------  ----------------  ------------------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............     $1,328          $ 2,832            $    3             $  924            $--            $--
                              ------          -------            ------             ------            -------        -------
EXPENSE:
  Mortality and expense
   undertakings..........       (114)            (414)             (143)              (420)              (834)          (278)
                              ------          -------            ------             ------            -------        -------
    Net investment income
     (loss)..............      1,214            2,418              (140)               504               (834)          (278)
                              ------          -------            ------             ------            -------        -------
CAPITAL GAINS INCOME.....     --              --                --                 --                 --              --
                              ------          -------            ------             ------            -------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        548             (121)            4,438              2,609              2,158          7,805
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         22           (1,803)            1,507              3,431             37,141          2,901
                              ------          -------            ------             ------            -------        -------
    Net gain (loss) on
     investments.........        570           (1,924)            5,945              6,040             39,299         10,706
                              ------          -------            ------             ------            -------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,784          $   494            $5,805             $6,544            $38,465        $10,428
                              ======          =======            ======             ======            =======        =======


                             VAN ECK       VAN ECK
                            WORLDWIDE   WORLDWIDE HARD
                            BOND FUND    ASSETS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
INVESTMENT INCOME:
  Dividends..............    $2,230         $   23
                             ------         ------
EXPENSE:
  Mortality and expense
   undertakings..........      (231)          (152)
                             ------         ------
    Net investment income
     (loss)..............     1,999           (129)
                             ------         ------
CAPITAL GAINS INCOME.....     --            --
                             ------         ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     2,628            800
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,244          8,601
                             ------         ------
    Net gain (loss) on
     investments.........     3,872          9,401
                             ------         ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $5,871         $9,272
                             ======         ======

(e) Effective December 10, 2004, SAFECO Core Equity Portfolio Sub-Account (formerly SAFECO Equity Portfolio Sub-Account, change effective May 3,
     2004) merged with Pioneer Fund VCT Portfolio Sub-Account.
(f) Formerly SAFECO Growth Opportunities Portfolio Sub-Account. Change effective December 10, 2004.
(g)  From inception, December 10, 2004 to December 31, 2004.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                             AMERICAN CENTURY
                                                VP CAPITAL     ALLIANCEBERNSTEIN
                           AMERICAN CENTURY    APPRECIATION      INTERNATIONAL
                           VP BALANCED FUND        FUND            PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ----------------  -----------------
OPERATIONS:
  Net investment
   income................      $  1,735          $  (202)          $   (266)
  Capital gains income...       --               --                 --
  Net realized gain
   (loss) on security
   transactions..........            19              809              6,856
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        13,408            2,508             16,934
                               --------          -------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        15,162            3,115             23,524
                               --------          -------           --------
UNIT TRANSACTIONS:
  Purchases..............       --               --                 --
  Net transfers..........       108,009              (82)            (9,731)
  Surrenders for benefit
   payments and fees.....        (3,973)          (4,001)           (38,167)
                               --------          -------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       104,036           (4,083)           (47,898)
                               --------          -------           --------
  Net increase (decrease)
   in net assets.........       119,198             (968)           (24,374)
NET ASSETS:
  Beginning of year......        80,708           46,746            161,896
                               --------          -------           --------
  End of year............      $199,906          $45,778           $137,522
                               ========          =======           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                       FEDERATED
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED        FUND FOR U.S.      FEDERATED      FEDERATED
                             MONEY MARKET      PREMIER GROWTH    AMERICAN LEADERS      GOVERNMENT      HIGH INCOME   CAPITAL INCOME
                               PORFOLIO           PORTFOLIO          FUND II       SECURITIES FUND II  BOND FUND II     FUND II
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -----------------  ----------------  ------------------  ------------  --------------
OPERATIONS:
  Net investment
   income................     $    1,056          $   (888)          $  1,512           $  8,227         $  4,415       $ 1,306
  Capital gains income...       --                 --                 --                   1,071           --            --
  Net realized gain
   (loss) on security
   transactions..........       --                     352                597                135            2,351             8
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --                  15,378             15,362             (2,945)            (565)        1,818
                              ----------          --------           --------           --------         --------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          1,056            14,842             17,471              6,488            6,201         3,132
                              ----------          --------           --------           --------         --------       -------
UNIT TRANSACTIONS:
  Purchases..............          5,000                60            --                --                 --            --
  Net transfers..........        (46,015)          (50,564)            35,902             28,390           (3,758)         (663)
  Surrenders for benefit
   payments and fees.....       (603,051)          (41,995)            (8,466)           (23,983)         (21,177)           (6)
                              ----------          --------           --------           --------         --------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (644,066)          (92,499)            27,436              4,407          (24,935)         (669)
                              ----------          --------           --------           --------         --------       -------
  Net increase (decrease)
   in net assets.........       (643,010)          (77,657)            44,907             10,895          (18,734)        2,463
NET ASSETS:
  Beginning of year......      1,043,158           263,045            165,140            201,811           65,845        33,585
                              ----------          --------           --------           --------         --------       -------
  End of year............     $  400,148          $185,388           $210,047           $212,706         $ 47,111       $36,048
                              ==========          ========           ========           ========         ========       =======


                           GARTMORE GVIT
                            DEVELOPING
                           MARKETS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................    $    181
  Capital gains income...       5,210
  Net realized gain
   (loss) on security
   transactions..........       1,107
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      10,830
                             --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      17,328
                             --------
UNIT TRANSACTIONS:
  Purchases..............         180
  Net transfers..........      52,257
  Surrenders for benefit
   payments and fees.....     (25,386)
                             --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      27,051
                             --------
  Net increase (decrease)
   in net assets.........      44,379
NET ASSETS:
  Beginning of year......      78,061
                             --------
  End of year............    $122,440
                             ========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            HARTFORD       HARTFORD
                            ADVISERS      BLUE CHIP         HARTFORD
                            HLS FUND    STOCK HLS FUND   BOND HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (A)
                           -----------  --------------  ----------------
OPERATIONS:
  Net investment
   income................  $    8,634     $  (29,294)      $  114,337
  Capital gains income...      --            --                48,765
  Net realized gain
   (loss) on security
   transactions..........      10,530         38,366           10,695
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       7,460        174,670         (114,167)
                           ----------     ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      26,624        183,742           59,630
                           ----------     ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       5,946          8,484            7,188
  Net transfers..........     (12,672)        16,807         (145,220)
  Surrenders for benefit
   payments and fees.....    (724,832)      (627,431)        (352,531)
                           ----------     ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (731,558)      (602,140)        (490,563)
                           ----------     ----------       ----------
  Net increase (decrease)
   in net assets.........    (704,934)      (418,398)        (430,933)
NET ASSETS:
  Beginning of year......   2,026,513      3,056,091        2,236,696
                           ----------     ----------       ----------
  End of year............  $1,321,579     $2,637,693       $1,805,763
                           ==========     ==========       ==========

(a) Effective April 30, 2004, Hartford Multisector Bond HLS Fund Sub-Account merged with Hartford Bond HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                             HARTFORD      HARTFORD                                           HARTFORD
                             CAPITAL        CAPITAL        HARTFORD          HARTFORD          GROWTH       HARTFORD
                           APPRECIATION  OPPORTUNITIES  GLOBAL LEADERS  DISCIPLINED EQUITY  OPPORTUNITIES  HIGH YIELD
                             HLS FUND      HLS FUND        HLS FUND          HLS FUND         HLS FUND      HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  --------------  ------------------  -------------  -----------
OPERATIONS:
  Net investment
   income................    $   (410)     $ (1,132)      $   (7,436)      $   (11,142)      $  (16,565)    $ 33,834
  Capital gains income...      --            --              --               --                --            --
  Net realized gain
   (loss) on security
   transactions..........         645           334           24,581            56,064           27,583        4,719
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      20,857        12,127          146,600           139,507          183,792       15,416
                             --------      --------       ----------       -----------       ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      21,092        11,329          163,745           184,429          194,810       53,969
                             --------      --------       ----------       -----------       ----------     --------
UNIT TRANSACTIONS:
  Purchases..............      --               613            2,830            19,235           13,492        1,392
  Net transfers..........     128,238        (2,378)          17,601           (73,243)          22,541       26,762
  Surrenders for benefit
   payments and fees.....      (1,692)         (638)        (197,339)       (1,393,835)        (203,020)    (112,852)
                             --------      --------       ----------       -----------       ----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     126,546        (2,403)        (176,908)       (1,447,843)        (166,987)     (84,698)
                             --------      --------       ----------       -----------       ----------     --------
  Net increase (decrease)
   in net assets.........     147,638         8,926          (13,163)       (1,263,414)          27,823      (30,729)
NET ASSETS:
  Beginning of year......      18,857       132,700        1,050,641         4,084,446        1,361,031      952,565
                             --------      --------       ----------       -----------       ----------     --------
  End of year............    $166,495      $141,626       $1,037,478       $ 2,821,032       $1,388,854     $921,836
                             ========      ========       ==========       ===========       ==========     ========

                                             HARTFORD
                                           INTERNATIONAL
                              HARTFORD     OPPORTUNITIES
                           INDEX HLS FUND    HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------
OPERATIONS:
  Net investment
   income................   $    (9,006)     $  (3,209)
  Capital gains income...        13,668        --
  Net realized gain
   (loss) on security
   transactions..........         7,359         30,536
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       275,644         46,138
                            -----------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       287,665         73,465
                            -----------      ---------
UNIT TRANSACTIONS:
  Purchases..............        36,953          2,094
  Net transfers..........      (350,783)        (3,290)
  Surrenders for benefit
   payments and fees.....    (1,940,335)      (100,729)
                            -----------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,254,165)      (101,925)
                            -----------      ---------
  Net increase (decrease)
   in net assets.........    (1,966,500)       (28,460)
NET ASSETS:
  Beginning of year......     5,087,187        516,791
                            -----------      ---------
  End of year............   $ 3,120,687      $ 488,331
                            ===========      =========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                            HARTFORD
                              HARTFORD      LARGECAP       HARTFORD       HARTFORD
                           INTERNATIONAL     GROWTH         MIDCAP      MONEY MARKET
                           STOCK HLS FUND   HLS FUND    STOCK HLS FUND    HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------  --------------  ------------
OPERATIONS:
  Net investment
   income................    $   (8,325)   $  (17,928)    $  (11,411)    $  (1,149)
  Capital gains income...       --             --            --             --
  Net realized gain
   (loss) on security
   transactions..........        30,218         9,882         17,888        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        85,052       142,410        102,400        --
                             ----------    ----------     ----------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       106,945       134,364        108,877        (1,149)
                             ----------    ----------     ----------     ---------
UNIT TRANSACTIONS:
  Purchases..............         5,388        42,213         11,370        17,118
  Net transfers..........       (20,930)      (63,534)        64,459        24,521
  Surrenders for benefit
   payments and fees.....      (297,984)     (552,115)      (155,814)     (326,253)
                             ----------    ----------     ----------     ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (313,526)     (573,436)       (79,985)     (284,614)
                             ----------    ----------     ----------     ---------
  Net increase (decrease)
   in net assets.........      (206,581)     (439,072)        28,892      (285,763)
NET ASSETS:
  Beginning of year......     1,042,920     1,741,554      1,029,408       563,907
                             ----------    ----------     ----------     ---------
  End of year............    $  836,339    $1,302,482     $1,058,300     $ 278,144
                             ==========    ==========     ==========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                            HARTFORD        HARTFORD
                              HARTFORD        HARTFORD       HARTFORD    U.S. GOVERNMENT      VALUE         ING VP
                           SMALLCAP VALUE  SMALLCAP GROWTH     STOCK       SECURITIES     OPPORTUNITIES    EMERGING
                              HLS FUND        HLS FUND       HLS FUND       HLS FUND        HLS FUND     MARKETS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  ---------------  -----------  ---------------  -------------  ------------
OPERATIONS:
  Net investment
   income................    $  (12,459)     $  (15,400)     $   (568)     $   28,403      $  (13,647)     $     93
  Capital gains income...        19,572         --             --             --              --             --
  Net realized gain
   (loss) on security
   transactions..........        84,070          44,099         1,342          51,459          83,905           (31)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       150,822         134,393         5,712         (68,740)        143,079         3,303
                             ----------      ----------      --------      ----------      ----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       242,005         163,092         6,486          11,122         213,337         3,365
                             ----------      ----------      --------      ----------      ----------      --------
UNIT TRANSACTIONS:
  Purchases..............        18,034           2,996           408           7,203          10,045        --
  Net transfers..........        61,066          37,516        (8,296)       (173,403)         19,515        25,510
  Surrenders for benefit
   payments and fees.....      (350,960)       (274,348)       (3,871)       (549,687)       (575,640)      (16,991)
                             ----------      ----------      --------      ----------      ----------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (271,860)       (233,836)      (11,759)       (715,887)       (546,080)        8,519
                             ----------      ----------      --------      ----------      ----------      --------
  Net increase (decrease)
   in net assets.........       (29,855)        (70,744)       (5,273)       (704,765)       (332,743)       11,884
NET ASSETS:
  Beginning of year......     2,123,532       1,334,934       245,439       1,710,636       1,692,248        10,200
                             ----------      ----------      --------      ----------      ----------      --------
  End of year............    $2,093,677      $1,264,190      $240,166      $1,005,871      $1,359,505      $ 22,084
                             ==========      ==========      ========      ==========      ==========      ========


                               ING VP           AIM V. I.
                               NATURAL            HEALTH
                           RESOURCES TRUST    SCIENCES FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (B)
                           ---------------  ------------------
OPERATIONS:
  Net investment
   income................      $   196           $   (845)
  Capital gains income...      --                --
  Net realized gain
   (loss) on security
   transactions..........          126                484
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        3,322             11,609
                               -------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        3,644             11,248
                               -------           --------
UNIT TRANSACTIONS:
  Purchases..............          420                641
  Net transfers..........       26,795            (10,473)
  Surrenders for benefit
   payments and fees.....       (4,255)            (6,923)
                               -------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       22,960            (16,755)
                               -------           --------
  Net increase (decrease)
   in net assets.........       26,604             (5,507)
NET ASSETS:
  Beginning of year......       31,009            186,338
                               -------           --------
  End of year............      $57,613           $180,831
                               =======           ========

(b) Formerly INVESCO Health Science Fund Sub-Account. Change effective October 15, 2004.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                               AIM V. I.          AIM V. I.
                               TECHNOLOGY         CORE STOCK     MFS EMERGING     MFS HIGH
                                  FUND               FUND        GROWTH SERIES  INCOME SERIES
                            SUB-ACCOUNT (C)    SUB-ACCOUNT (D)    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ----------------  -------------  -------------
OPERATIONS:
  Net investment
   income................       $ (1,419)          $    178         $   (41)       $ 1,659
  Capital gains income...       --                  --               --             --
  Net realized gain
   (loss) on security
   transactions..........         (2,205)             1,591              58          4,466
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         14,664             (1,246)            890         (2,488)
                                --------           --------         -------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         11,040                523             907          3,637
                                --------           --------         -------        -------
UNIT TRANSACTIONS:
  Purchases..............            803                420              30         --
  Net transfers..........        (63,522)            (2,229)         (1,736)         4,266
  Surrenders for benefit
   payments and fees.....         (5,583)           (68,117)         (2,757)       (41,138)
                                --------           --------         -------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (68,302)           (69,926)         (4,463)       (36,872)
                                --------           --------         -------        -------
  Net increase (decrease)
   in net assets.........        (57,262)           (69,403)         (3,556)       (33,235)
NET ASSETS:
  Beginning of year......        354,691            128,741          11,604         70,312
                                --------           --------         -------        -------
  End of year............       $297,429           $ 59,338         $ 8,048        $37,077
                                ========           ========         =======        =======

(c) Formerly INVESCO Technology Fund Sub-Account. Change effective October 15, 2004.
(d) Formerly INVESCO Core Equity Fund Sub-Account. Change effective October 15, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                          NEUBERGER BERMAN                                                             THE STRONG
                                            AMT LIMITED     NEUBERGER BERMAN                          PIONEER GROWTH     MID CAP
                           MFS STRATEGIC   MATURITY BOND      AMT PARTNERS        PIONEER FUND        OPPORTUNITIES      GROWTH
                           INCOME SERIES     PORTFOLIO         PORTFOLIO          VCT PORTFOLIO       VCT PORTFOLIO      FUND II
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (E)(G)    SUB-ACCOUNT (F)   SUB-ACCOUNT
                           -------------  ----------------  ----------------  ---------------------  ----------------  -----------
OPERATIONS:
  Net investment
   income................     $ 1,214         $  2,418          $   (140)           $    504             $   (834)      $   (278)
  Capital gains income...      --              --                --                 --                    --              --
  Net realized gain
   (loss) on security
   transactions..........         548             (121)            4,438               2,609                2,158          7,805
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          22           (1,803)            1,507               3,431               37,141          2,901
                              -------         --------          --------            --------             --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,784              494             5,805               6,544               38,465         10,428
                              -------         --------          --------            --------             --------       --------
UNIT TRANSACTIONS:
  Purchases..............      --              --                --                       30                2,574         --
  Net transfers..........      (2,601)         (13,016)            2,329               1,611               23,626        (23,314)
  Surrenders for benefit
   payments and fees.....      (3,366)         (71,763)          (47,550)            (38,993)             (14,958)       (21,465)
                              -------         --------          --------            --------             --------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (5,967)         (84,779)          (45,221)            (37,352)              11,242        (44,779)
                              -------         --------          --------            --------             --------       --------
  Net increase (decrease)
   in net assets.........      (4,183)         (84,285)          (39,416)            (30,808)              49,707        (34,351)
NET ASSETS:
  Beginning of year......      28,982          135,159            64,731             116,678              164,147         89,172
                              -------         --------          --------            --------             --------       --------
  End of year............     $24,799         $ 50,874          $ 25,315            $ 85,870             $213,854       $ 54,821
                              =======         ========          ========            ========             ========       ========


                             VAN ECK       VAN ECK
                            WORLDWIDE   WORLDWIDE HARD
                            BOND FUND    ASSETS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
OPERATIONS:
  Net investment
   income................    $ 1,999       $  (129)
  Capital gains income...     --            --
  Net realized gain
   (loss) on security
   transactions..........      2,628           800
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,244         8,601
                             -------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      5,871         9,272
                             -------       -------
UNIT TRANSACTIONS:
  Purchases..............     --            --
  Net transfers..........     25,413        55,793
  Surrenders for benefit
   payments and fees.....     (2,162)       (7,249)
                             -------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     23,251        48,544
                             -------       -------
  Net increase (decrease)
   in net assets.........     29,122        57,816
NET ASSETS:
  Beginning of year......     17,136        10,456
                             -------       -------
  End of year............    $46,258       $68,272
                             =======       =======

(e) Effective December 10, 2004, SAFECO Core Equity Portfolio Sub-Account (formerly SAFECO Equity Portfolio Sub-Account, change effective May 3, 2004.) merged with Pioneer Fund VCT Portfolio Sub-Account.
(f) Formerly SAFECO Growth Opportunities Portfolio Sub-Account. Change effective December 10, 2004.
(g)  From inception, December 10, 2004 to December 31, 2004.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             AMERICAN CENTURY
                                                VP CAPITAL     ALLIANCEBERNSTEIN
                           AMERICAN CENTURY    APPRECIATION      INTERNATIONAL
                           VP BALANCED FUND        FUND            PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (A)
                           ----------------  ----------------  -----------------
OPERATIONS:
  Net investment
   income................      $ 1,628           $  (192)          $   (464)
  Capital gains income...      --                --                 --
  Net realized gain
   (loss) on security
   transactions .........          381               197              2,566
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       10,412             7,941             37,980
                               -------           -------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       12,421             7,946             40,082
                               -------           -------           --------
UNIT TRANSACTIONS:
  Purchases..............      --                --                 --
  Net transfers..........        6,895              (404)            (2,224)
  Surrenders for benefit
   payments and fees.....       (8,850)           (1,566)           (32,122)
                               -------           -------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (1,955)           (1,970)           (34,346)
                               -------           -------           --------
  Net increase (decrease)
   in net assets.........       10,466             5,976              5,736
NET ASSETS:
  Beginning of year......       70,242            40,770            156,160
                               -------           -------           --------
  End of year............      $80,708           $46,746           $161,896
                               =======           =======           ========

(a) Formerly Alliance International Portfolio Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                       FEDERATED
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED        FUND FOR U.S.      FEDERATED
                             MONEY MARKET      PREMIER GROWTH    AMERICAN LEADERS      GOVERNMENT      HIGH INCOME
                               PORTFOLIO          PORTFOLIO          FUND II       SECURITIES FUND II  BOND FUND II
                            SUB-ACCOUNT (B)    SUB-ACCOUNT (C)     SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------------  ----------------  ------------------  ------------
OPERATIONS:
  Net investment
   income................     $    1,329          $  (1,688)         $  1,426          $  11,578         $  4,915
  Capital gains income...       --                 --                 --                   1,660           --
  Net realized gain
   (loss) on security
   transactions .........             (1)           (31,422)             (258)             3,840            2,355
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................              1            111,902            32,794            (11,926)           6,308
                              ----------          ---------          --------          ---------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........          1,329             78,792            33,962              5,152           13,578
                              ----------          ---------          --------          ---------         --------
UNIT TRANSACTIONS:
  Purchases..............         22,600                240           --                --                 --
  Net transfers..........       (360,940)           (14,417)           10,152            (32,701)         (34,290)
  Surrenders for benefit
   payments and fees.....       (613,788)          (265,111)           (3,724)          (131,998)          (5,977)
                              ----------          ---------          --------          ---------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (952,128)          (279,288)            6,428           (164,699)         (40,267)
                              ----------          ---------          --------          ---------         --------
  Net increase (decrease)
   in net assets.........       (950,799)          (200,496)           40,390           (159,547)         (26,689)
NET ASSETS:
  Beginning of year......      1,993,957            463,541           124,750            361,358           92,534
                              ----------          ---------          --------          ---------         --------
  End of year............     $1,043,158          $ 263,045          $165,140          $ 201,811         $ 65,845
                              ==========          =========          ========          =========         ========

                                               GARTMORE GVIT
                               FEDERATED        DEVELOPING
                             CAPITAL INCOME    MARKETS FUND
                                FUND II            SUB-
                            SUB-ACCOUNT (D)     ACCOUNT (E)
                           ------------------  -------------
OPERATIONS:
  Net investment
   income................       $ 1,657           $  (173)
  Capital gains income...       --                 --
  Net realized gain
   (loss) on security
   transactions .........            65             4,443
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         3,613            19,930
                                -------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........         5,335            24,200
                                -------           -------
UNIT TRANSACTIONS:
  Purchases..............       --                 --
  Net transfers..........         2,027            33,304
  Surrenders for benefit
   payments and fees.....           (10)           (7,994)
                                -------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         2,017            25,310
                                -------           -------
  Net increase (decrease)
   in net assets.........         7,352            49,510
NET ASSETS:
  Beginning of year......        26,233            28,551
                                -------           -------
  End of year............       $33,585           $78,061
                                =======           =======

(b) Formerly Alliance Money Market Portfolio Sub-Account. Change effective May 1, 2003.
(c) Formerly Alliance Premier Growth Portfolio Sub-Account. Change effective May 1, 2003.
(d)  Formerly Federated Utility Fund II Sub-Account. Change effective May 1,
     2003.
(e) Formerly Montgomery Variable Series: Emerging Markets Fund Sub-Account. Change effective June 20, 2003.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            HARTFORD
                            HARTFORD       HARTFORD                         CAPITAL
                            ADVISERS      BLUE CHIP       HARTFORD        APPRECIATION
                            HLS FUND    STOCK HLS FUND  BOND HLS FUND       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (M)
                           -----------  --------------  -------------  ------------------
OPERATIONS:
  Net investment
   income................  $   22,484     $  (36,087)    $    48,084        $--
  Capital gains income...      --            --                8,482        --
  Net realized gain
   (loss) on security
   transactions .........     (18,695)       (25,813)         36,837             24
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     295,752        787,768          37,156          2,977
                           ----------     ----------     -----------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     299,541        725,868         130,559          3,001
                           ----------     ----------     -----------        -------
UNIT TRANSACTIONS:
  Purchases..............       6,580         22,789           7,198        --
  Net transfers..........     137,300        238,092        (628,147)        16,242
  Surrenders for benefit
   payments and fees.....    (322,299)      (735,814)       (723,638)          (386)
                           ----------     ----------     -----------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (178,419)      (474,933)     (1,344,587)        15,856
                           ----------     ----------     -----------        -------
  Net increase (decrease)
   in net assets.........     121,122        250,935      (1,214,028)        18,857
NET ASSETS:
  Beginning of year......   1,905,391      2,805,156       2,708,660        --
                           ----------     ----------     -----------        -------
  End of year............  $2,026,513     $3,056,091     $ 1,494,632        $18,857
                           ==========     ==========     ===========        =======

(m)  From inception, January 24, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                             HARTFORD                                                     HARTFORD
                              CAPITAL          HARTFORD               HARTFORD             GROWTH       HARTFORD
                           OPPORTUNITIES    GLOBAL LEADERS       DISCIPLINED EQUITY     OPPORTUNITIES  HIGH YIELD      HARTFORD
                             HLS FUND          HLS FUND               HLS FUND            HLS FUND      HLS FUND    INDEX HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (F)     SUB-ACCOUNT (G)(H)(I)     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------------  ------------------------  -------------  -----------  --------------
OPERATIONS:
  Net investment
   income................    $ (1,045)        $   (8,349)           $    (2,567)         $  (16,917)   $   28,004    $     1,117
  Capital gains income...      --               --                   --                     --             --             15,510
  Net realized gain
   (loss) on security
   transactions .........         (67)           (44,717)              (161,284)            (53,917)        8,179       (293,821)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      28,848            341,738              1,131,032             543,724       174,102      1,482,522
                             --------         ----------            -----------          ----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........      27,736            288,672                967,181             472,890       210,285      1,205,328
                             --------         ----------            -----------          ----------    ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............         601             20,345                 46,705               2,549         5,626         45,468
  Net transfers..........       1,084            (20,603)               250,807             (58,340)       94,081       (199,657)
  Surrenders for benefit
   payments and fees.....      (3,497)          (347,197)            (1,505,549)           (456,915)     (399,104)    (1,464,849)
                             --------         ----------            -----------          ----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,812)          (347,455)            (1,208,037)           (512,706)     (299,397)    (1,619,038)
                             --------         ----------            -----------          ----------    ----------    -----------
  Net increase (decrease)
   in net assets.........      25,924            (58,783)              (240,856)            (39,816)      (89,112)      (413,710)
NET ASSETS:
  Beginning of year......     106,776          1,109,424              4,325,302           1,400,847     1,041,677      5,500,897
                             --------         ----------            -----------          ----------    ----------    -----------
  End of year............    $132,700         $1,050,641            $ 4,084,446          $1,361,031    $  952,565    $ 5,087,187
                             ========         ==========            ===========          ==========    ==========    ===========

                                HARTFORD
                             INTERNATIONAL        HARTFORD
                             OPPORTUNITIES     INTERNATIONAL
                                HLS FUND       STOCK HLS FUND
                            SUB-ACCOUNT (J)     SUB-ACCOUNT
                           ------------------  --------------
OPERATIONS:
  Net investment
   income................      $   4,588         $   11,757
  Capital gains income...       --                  --
  Net realized gain
   (loss) on security
   transactions .........       (144,869)           (37,655)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        266,620            291,292
                               ---------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........        126,339            265,394
                               ---------         ----------
UNIT TRANSACTIONS:
  Purchases..............         12,190              2,056
  Net transfers..........        (27,654)           (85,086)
  Surrenders for benefit
   payments and fees.....       (145,851)          (357,433)
                               ---------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (161,315)          (440,463)
                               ---------         ----------
  Net increase (decrease)
   in net assets.........        (34,976)          (175,069)
NET ASSETS:
  Beginning of year......        551,767          1,217,989
                               ---------         ----------
  End of year............      $ 516,791         $1,042,920
                               =========         ==========

(f) Effective January 24, 2003, Hartford Global Equity HLS Fund Sub-Account merged with Hartford Global Leaders HLS Fund Sub-Account.
(g) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.
(h) Effective January 24, 2003, Hartford Blue Chip Stock II HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(i) Effective January 24, 2003, Hartford Investors Growth HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(j) Effective January 24, 2003, Hartford International Stock II HLS Fund Sub-Account merged with Hartford International Opportunities HLS Fund Sub-Account.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            HARTFORD
                            LARGE CAP      HARTFORD       HARTFORD        HARTFORD
                             GROWTH        MID CAP      MONEY MARKET  MULTISECTOR BOND
                            HLS FUND    STOCK HLS FUND    HLS FUND        HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  ------------  ----------------
OPERATIONS:
  Net investment
   income................  $  (21,202)    $   (9,216)    $   (3,822)     $  32,217
  Capital gains income...      --            --             --             --
  Net realized gain
   (loss) on security
   transactions .........     (10,671)       (12,797)       --                 601
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     362,745        250,257        --              24,761
                           ----------     ----------     ----------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     330,872        228,244         (3,822)        57,579
                           ----------     ----------     ----------      ---------
UNIT TRANSACTIONS:
  Purchases..............      11,253          1,291            860            415
  Net transfers..........     133,288        176,434       (103,989)       103,471
  Surrenders for benefit
   payments and fees.....    (289,756)       (93,171)      (591,688)      (139,589)
                           ----------     ----------     ----------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (145,215)        84,554       (694,817)       (35,703)
                           ----------     ----------     ----------      ---------
  Net increase (decrease)
   in net assets.........     185,657        312,798       (698,639)        21,876
NET ASSETS:
  Beginning of year......   1,555,897        716,610      1,262,546        720,188
                           ----------     ----------     ----------      ---------
  End of year............  $1,741,554     $1,029,408     $  563,907      $ 742,064
                           ==========     ==========     ==========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                                                   HARTFORD        HARTFORD
                              HARTFORD        HARTFORD           HARTFORD       U.S. GOVERNMENT      VALUE         ING VP
                           SMALLCAP VALUE  SMALLCAP GROWTH        STOCK           SECURITIES     OPPORTUNITIES    EMERGING
                              HLS FUND        HLS FUND           HLS FUND          HLS FUND        HLS FUND     MARKETS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (K)      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  ---------------  ------------------  ---------------  -------------  ------------
OPERATIONS:
  Net investment
   income................    $  (13,482)     $  (15,624)         $    (28)        $     2,373     $  (11,058)     $   (28)
  Capital gains income...        22,440         --               --                  --              --            --
  Net realized gain
   (loss) on security
   transactions .........        15,758         (40,464)          (47,602)             63,480        (29,792)          92
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       597,975         553,002            92,888             (40,796)       584,790        2,558
                             ----------      ----------          --------         -----------     ----------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       622,691         496,914            45,258              25,057        543,940        2,622
                             ----------      ----------          --------         -----------     ----------      -------
UNIT TRANSACTIONS:
  Purchases..............         9,402           2,315               401               4,501         10,606       --
  Net transfers..........       298,229         (89,895)           24,892          (1,132,761)          (212)       4,000
  Surrenders for benefit
   payments and fees.....      (265,470)       (343,011)           (1,678)           (600,593)      (457,982)      (2,055)
                             ----------      ----------          --------         -----------     ----------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        42,161        (430,591)           23,615          (1,728,853)      (447,588)       1,945
                             ----------      ----------          --------         -----------     ----------      -------
  Net increase (decrease)
   in net assets.........       664,852          66,323            68,873          (1,703,796)        96,352        4,567
NET ASSETS:
  Beginning of year......     1,458,680       1,268,611           176,566           3,414,432      1,595,896        5,633
                             ----------      ----------          --------         -----------     ----------      -------
  End of year............    $2,123,532      $1,334,934          $245,439         $ 1,710,636     $1,692,248      $10,200
                             ==========      ==========          ========         ===========     ==========      =======

                               ING VP
                               NATURAL         INVESCO
                           RESOURCES TRUST  HEALTH SCIENCE
                                FUND             FUND
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------
OPERATIONS:
  Net investment
   income................      $  (101)        $   (791)
  Capital gains income...      --               --
  Net realized gain
   (loss) on security
   transactions .........          (46)            (393)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        6,570           44,659
                               -------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........        6,423           43,475
                               -------         --------
UNIT TRANSACTIONS:
  Purchases..............      --                   515
  Net transfers..........        3,785           (7,203)
  Surrenders for benefit
   payments and fees.....         (164)         (22,418)
                               -------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        3,621          (29,106)
                               -------         --------
  Net increase (decrease)
   in net assets.........       10,044           14,369
NET ASSETS:
  Beginning of year......       20,965          171,969
                               -------         --------
  End of year............      $31,009         $186,338
                               =======         ========

(k) Effective January 24, 2003, Hartford American Leaders HLS Fund Sub-Account merged with Hartford Stock HLS Fund, Inc. Sub-Account.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                               INVESCO          INVESCO       MFS EMERGING     MFS HIGH
                           TECHNOLOGY FUND  CORE EQUITY FUND  GROWTH SERIES  INCOME SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ----------------  -------------  -------------
OPERATIONS:
  Net investment
   income................     $ (1,344)         $    851        $   (181)      $   6,313
  Capital gains income...      --                --               --             --
  Net realized gain
   (loss) on security
   transactions .........       (5,028)              206          (9,313)          3,690
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      114,486            22,298          20,371           7,894
                              --------          --------        --------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........      108,114            23,355          10,877          17,897
                              --------          --------        --------       ---------
UNIT TRANSACTIONS:
  Purchases..............          390           --                  120         --
  Net transfers..........       (1,800)            1,106          (1,976)          5,032
  Surrenders for benefit
   payments and fees.....       (2,758)           (3,217)        (67,274)       (103,819)
                              --------          --------        --------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (4,168)           (2,111)        (69,130)        (98,787)
                              --------          --------        --------       ---------
  Net increase (decrease)
   in net assets.........      103,946            21,244         (58,253)        (80,890)
NET ASSETS:
  Beginning of year......      250,745           107,497          69,857         151,202
                              --------          --------        --------       ---------
  End of year............     $354,691          $128,741        $ 11,604       $  70,312
                              ========          ========        ========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                          NEUBERGER BERMAN                                         SAFECO      THE STRONG
                                            AMT LIMITED     NEUBERGER BERMAN                       GROWTH        MID CAP
                           MFS STRATEGIC   MATURITY BOND      AMT PARTNERS         SAFECO       OPPORTUNITIES    GROWTH
                           INCOME SERIES     PORTFOLIO         PORTFOLIO      EQUITY PORTFOLIO    PORTFOLIO      FUND II
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ----------------  ----------------  ----------------  -------------  -----------
OPERATIONS:
  Net investment
   income................     $ 1,410         $  5,387          $  (234)         $     321        $   (639)      $  (306)
  Capital gains income...      --              --               --                 --               --            --
  Net realized gain
   (loss) on security
   transactions .........         188              931              (24)           (12,849)        (18,308)         (820)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,162           (3,267)          15,645             46,281          68,456        18,177
                              -------         --------          -------          ---------        --------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       2,760            3,051           15,387             33,753          49,509        17,051
                              -------         --------          -------          ---------        --------       -------
UNIT TRANSACTIONS:
  Purchases..............      --                2,600          --                     120             720        --
  Net transfers..........          (3)         (12,314)           6,583             (2,926)          3,745        31,200
  Surrenders for benefit
   payments and fees.....      (3,515)         (27,358)             (45)          (122,561)        (44,466)       (4,742)
                              -------         --------          -------          ---------        --------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (3,518)         (37,072)           6,538           (125,367)        (40,001)       26,458
                              -------         --------          -------          ---------        --------       -------
  Net increase (decrease)
   in net assets.........        (758)         (34,021)          21,925            (91,614)          9,508        43,509
NET ASSETS:
  Beginning of year......      29,740          169,180           42,806            208,292         154,639        45,663
                              -------         --------          -------          ---------        --------       -------
  End of year............     $28,982         $135,159          $64,731          $ 116,678        $164,147       $89,172
                              =======         ========          =======          =========        ========       =======


                             VAN ECK       VAN ECK
                            WORLDWIDE   WORLDWIDE HARD
                            BOND FUND    ASSETS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
OPERATIONS:
  Net investment
   income................    $   244       $   (11)
  Capital gains income...     --            --
  Net realized gain
   (loss) on security
   transactions .........        213            84
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      2,130         1,401
                             -------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........      2,587         1,474
                             -------       -------
UNIT TRANSACTIONS:
  Purchases..............     --            --
  Net transfers..........     (4,554)        8,491
  Surrenders for benefit
   payments and fees.....        (24)            1
                             -------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (4,578)        8,492
                             -------       -------
  Net increase (decrease)
   in net assets.........     (1,991)        9,966
NET ASSETS:
  Beginning of year......     19,127           490
                             -------       -------
  End of year............    $17,136       $10,456
                             =======       =======

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account A (the "Account") is a separate investment account within First Fortis Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AllianceBernstein International Portfolio, AllianceBernstein Money Market Portfolio, AllianceBernstein Premier Growth Portfolio, Federated American Leaders Fund II, Federated Fund for U.S. Government Securities Fund II, Federated High Income Bond Fund II, Federated Capital Income Fund II, Gartmore GVIT Developing Markets Fund, Hartford Advisers HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Stock HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, ING VP Emerging Markets Fund, ING VP Natural Resources Trust, AIM V.I. Health Sciences Fund, AIM V.I. Technology Fund, AIM V.I. Core Stock Fund, MFS Emerging Growth Series, MFS High Income Series, MFS Strategic Income Series, Neuberger Berman AMT Limited Maturity Bond Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Fund VCT Portfolio, Pioneer Growth Opportunities VCT Portfolio, The Strong Mid Cap Growth Fund II, Van Eck Worldwide Bond Fund, and Van Eck Worldwide Hard Assets Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

_____________________________________ SA-36 ____________________________________

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                          PURCHASES    PROCEEDS
FUND                                       AT COST    FROM SALES
----                                      ----------  -----------
American Century VP Balanced Fund.......  $  113,745  $     7,974
American Century VP Capital Appreciation
 Fund...................................       2,053        6,339
AllianceBernstein International
 Portfolio..............................         413       48,577
AllianceBernstein Money Market
 Porfolio...............................     214,745      857,757
AllianceBernstein Premier Growth
 Portfolio..............................       1,957       95,343
Federated American Leaders Fund II......      47,677       18,729
Federated Fund for U.S. Government
 Securities Fund II.....................      39,093       25,389
Federated High Income Bond Fund II......       4,706       25,226
Federated Capital Income Fund II........       1,457          820
Gartmore GVIT Developing Markets Fund...     134,028      101,585
Hartford Advisers HLS Fund..............     107,165      830,086
Hartford Blue Chip Stock HLS Fund.......      82,354      713,787
Hartford Bond HLS Fund..................   1,006,832    1,334,291
Hartford Capital Appreciation HLS
 Fund...................................     141,612       15,476
Hartford Capital Opportunities HLS
 Fund...................................       2,524        6,059
Hartford Global Leaders HLS Fund........      81,350      265,693
Hartford Disciplined Equity HLS Fund....      77,190    1,536,175
Hartford Growth Opportunities HLS
 Fund...................................      45,751      229,301
Hartford High Yield HLS Fund............     101,868      152,731
Hartford Index HLS Fund.................     141,626    2,391,128
Hartford International Opportunities HLS
 Fund...................................       4,766      109,903
Hartford International Stock HLS Fund...       8,771      330,622
Hartford LargeCap Growth HLS Fund.......      49,925      641,287
Hartford MidCap Stock HLS Fund..........     117,708      209,104
Hartford Money Market HLS Fund..........     156,247      442,012
Hartford SmallCap Value HLS Fund........     249,450      514,197
Hartford SmallCap Growth HLS Fund.......     113,129      362,366
Hartford Stock HLS Fund.................      17,612       29,943
Hartford U.S. Government Securities HLS
 Fund...................................     102,854      790,338
Hartford Value Opportunities HLS Fund...      80,299      640,026
ING VP Emerging Markets Fund............      37,843       29,213
ING VP Natural Resources Trust..........      31,314        8,157
AIM V.I. Health Sciences Fund...........      18,825       36,425
AIM V.I. Technology Fund Series I.......      15,789       85,510
AIM V.I. Core Stock Fund................       4,565       74,313
MFS Emerging Growth Series..............       4,245        8,738
MFS High Income Series..................       6,052       41,250
MFS Strategic Income Series.............       1,328        6,080
Neuberger Berman AMT Limited Maturity
 Bond Portfolio.........................       3,269       85,623
Neuberger Berman AMT Partners
 Portfolio..............................       6,314       51,689
Pioneer Fund VCT Portfolio..............      90,834      127,665
Pioneer Growth Opportunities VCT
 Portfolio..............................      55,450       45,033
The Strong Mid Cap Growth Fund II.......       6,342       51,389
Van Eck Worldwide Bond Fund.............      57,495       32,238
Van Eck Worldwide Hard Assets Fund......      62,437       14,011
                                          ----------  -----------
                                          $3,651,009  $13,429,598
                                          ==========  ===========

_____________________________________ SA-38 ____________________________________

 5.  CHANGES IN SHARES OUTSTANDING*

    The changes in shares outstanding for the year ended December 31, 2004 were as follows:

                                      SHARES     SHARES   NET INCREASE
FUND                                 PURCHASED    SOLD     (DECREASE)
----                                 ---------  --------  ------------
American Century VP Balanced
 Fund..............................    16,675     1,190        15,485
American Century VP Capital
 Appreciation Fund.................       286       876          (590)
AllianceBernstein International
 Portfolio.........................        32     3,464        (3,432)
AllianceBernstein Money Market
 Porfolio..........................   214,745   857,757      (643,012)
AllianceBernstein Premier Growth
 Portfolio.........................        89     4,369        (4,280)
Federated American Leaders Fund
 II................................     2,490       974         1,516
Federated Fund for U.S. Government
 Securities Fund II................     3,392     2,201         1,191
Federated High Income Bond Fund
 II................................       624     3,120        (2,496)
Federated Capital Income Fund II...       182        97            85
Gartmore GVIT Developing Markets
 Fund..............................    12,074     9,237         2,837
Hartford Advisers HLS Fund.........     4,682    36,714       (32,032)
Hartford Blue Chip Stock HLS
 Fund..............................     4,928    43,259       (38,331)
Hartford Bond HLS Fund.............    77,270    47,416        29,854
Hartford Capital Appreciation HLS
 Fund..............................     3,021       325         2,696
Hartford Capital Opportunities HLS
 Fund..............................       375       896          (521)
Hartford Global Leaders HLS Fund...     4,857    16,174       (11,317)
Hartford Disciplined Equity HLS
 Fund..............................     6,750   136,573      (129,823)
Hartford Growth Opportunities HLS
 Fund..............................     1,844     9,303        (7,459)
Hartford High Yield HLS Fund.......    10,420    15,311        (4,891)
Hartford Index HLS Fund............     4,630    79,499       (74,869)
Hartford International
 Opportunities HLS Fund............       424    10,355        (9,931)
Hartford International Stock HLS
 Fund..............................       729    27,335       (26,606)
Hartford LargeCap Growth HLS
 Fund..............................     5,663    72,388       (66,725)
Hartford MidCap Stock HLS Fund.....    10,211    18,265        (8,054)
Hartford Money Market HLS Fund.....   156,247   442,012      (285,765)
Hartford SmallCap Value HLS Fund...    16,268    33,611       (17,343)
Hartford SmallCap Growth HLS
 Fund..............................     6,073    19,731       (13,658)
Hartford Stock HLS Fund............       396       675          (279)
Hartford U.S. Government Securities
 HLS Fund..........................     9,125    69,321       (60,196)
Hartford Value Opportunities HLS
 Fund..............................     5,054    40,616       (35,562)
ING VP Emerging Markets Fund.......     5,345     4,112         1,233
ING VP Natural Resources Trust.....     1,813       508         1,305
AIM V.I. Health Sciences Fund......     1,039     2,077        (1,038)
AIM V.I. Technology Fund...........     1,285     7,218        (5,933)
AIM V.I. Core Stock Fund...........       261     4,243        (3,982)
MFS Emerging Growth Series.........       258       546          (288)
MFS High Income Series.............       612     4,087        (3,475)
MFS Strategic Income Series........       126       552          (426)
Neuberger Berman AMT Limited
 Maturity Bond Portfolio...........       253     6,524        (6,271)
Neuberger Berman AMT Partners
 Portfolio.........................       403     3,225        (2,822)
Pioneer Fund VCT Portfolio.........     4,268        93         4,175
Pioneer Growth Opportunities VCT
 Portfolio.........................     2,693     2,144           549
The Strong Mid Cap Growth Fund
 II................................       437     3,580        (3,143)
Van Eck Worldwide Bond Fund........     4,648     2,465         2,183
Van Eck Worldwide Hard Assets
 Fund..............................     3,907       891         3,016

  * Shares equivalent of units owned by participants prior to applicable management fees.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    The changes in shares outstanding for the year ended December 31, 2003 were as follows:

                                      SHARES      SHARES    NET INCREASE
FUND                                 PURCHASED     SOLD      (DECREASE)
----                                 ---------  ----------  ------------
American Century VP Balanced
 Fund..............................     1,424       1,549          (125)
American Century VP Capital
 Appreciation Fund.................        21         355          (334)
AllianceBernstein International
 Portfolio.........................       594       3,924        (3,330)
AllianceBernstein Money Market
 Portfolio.........................   225,366   1,176,183      (950,817)
AllianceBernstein Premier Growth
 Portfolio.........................       449      14,825       (14,376)
Federated American Leaders Fund
 II................................     2,040       1,598           442
Federated Fund for U.S. Government
 Securities Fund II................     2,201      15,224       (13,023)
Federated High Income Bond Fund
 II................................     6,865      11,696        (4,831)
Federated Capital Income Fund II...     1,404         913           491
Gartmore GVIT Developing Markets
 Fund..............................    25,120      21,992         3,128
Hartford Advisers HLS Fund.........    11,370      19,235        (7,865)
Hartford Blue Chip Stock HLS
 Fund..............................    82,718     117,414       (34,696)
Hartford Bond HLS Fund.............    52,163     157,436      (105,273)
Hartford Capital Appreciation HLS
 Fund..............................       432          12           420
Hartford Capital Opportunities HLS
 Fund..............................     1,472       1,916          (444)
Hartford Global Leaders HLS Fund...     9,081      41,181       (32,100)
Hartford Disciplined Equity HLS
 Fund..............................   145,152     283,660      (138,508)
Hartford Growth Opportunities HLS
 Fund..............................     1,824      29,534       (27,710)
Hartford High Yield HLS Fund.......    19,241      47,265       (28,024)
Hartford Index HLS Fund............    12,818      75,441       (62,623)
Hartford International
 Opportunities HLS Fund............    74,041      99,814       (25,773)
Hartford International Stock HLS
 Fund..............................     3,811      46,358       (42,547)
Hartford Large Cap Growth HLS
 Fund..............................    31,238      52,042       (20,804)
Hartford Mid Cap Stock HLS Fund....    27,110      18,919         8,191
Hartford Money Market HLS Fund.....   360,814   1,059,445      (698,631)
Hartford Multisector Bond HLS
 Fund..............................    15,448      15,792          (344)
Hartford SmallCap Value HLS Fund...    98,330      89,035         9,295
Hartford SmallCap Growth HLS
 Fund..............................     1,863      34,265       (32,402)
Hartford Stock HLS Fund............     5,644      21,804       (16,160)
Hartford U.S. Government Securities
 HLS Fund..........................   111,389     262,337      (150,948)
Hartford Value Opportunities HLS
 Fund..............................     7,378      43,922       (36,544)
ING VP Emerging Markets Fund.......       644         354           290
ING VP Natural Resources Trust.....       437         208           229
INVESCO Health Science Fund........     1,071       2,972        (1,901)
INVESCO Technology Fund............     2,440       3,248          (808)
INVESCO Core Equity Fund...........       191         281           (90)
MFS Emerging Growth Series.........       164       5,281        (5,117)
MFS High Income Series.............     3,757      13,853       (10,096)
MFS Strategic Income Series........       456         651          (195)
Neuberger Berman AMT Limited
 Maturity Bond Portfolio...........     1,295       3,588        (2,293)
Neuberger Berman AMT Partners
 Portfolio.........................     1,594       1,144           450
SAFECO Core Equity Portfolio.......       567       6,873        (6,306)
SAFECO Growth Opportunities
 Portfolio.........................     3,217       6,146        (2,929)
The Strong Mid Cap Growth Fund
 II................................     5,954       3,923         2,031
Van Eck Worldwide Bond Fund........       856       1,238          (382)
Van Eck Worldwide Hard Assets
 Fund..............................     1,651         995           656

  * Shares equivalent of units owned by participants prior to applicable management fees.

_____________________________________ SA-40 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
AMERICAN CENTURY VP BALANCED FUND
  2004  Lowest contract charges       11,528   $17.341349     $  199,906      0.45%       1.47%        9.29%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        5,086    15.867981         80,708      0.45%       2.73%       18.92%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        5,264    13.343030         70,242      0.31%     --            (7.33)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
  2004  Lowest contract charges        4,066    11.257483         45,778      0.45%     --             7.10%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        4,447    10.511068         46,746      0.45%     --            19.93%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        4,652     8.764090         40,770      0.31%     --           (21.86)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO
  2004  Lowest contract charges       10,166    13.527539        137,522      0.45%       0.27%       17.09%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       14,013    11.553105        161,896      0.45%       0.13%       31.00%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       17,707     8.818909        156,160      0.31%       0.06%      (16.74)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
ALLIANCEBERNSTEIN MONEY MARKET PORFOLIO
  2004  Lowest contract charges       30,787    12.997379        400,148      0.45%       0.63%        0.26%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       80,464    12.964253      1,043,158      0.45%       0.55%        0.08%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      153,929    12.953735      1,993,957      0.31%       0.73%        0.43%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
  2004  Lowest contract charges        9,657   $19.197835     $  185,388      0.45%     --             8.13%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       14,816    17.754168        263,045      0.45%     --            23.11%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       32,143    14.421067        463,541      0.31%     --           (20.23)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
FEDERATED AMERICAN LEADERS FUND II
  2004  Lowest contract charges       10,485    20.032799        210,047      0.45%       1.24%        9.29%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        9,009    18.330567        165,140      0.45%       1.49%       27.12%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        8,651    14.419885        124,750      0.31%     --           (18.12)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND II
  2004  Lowest contract charges       13,948    15.249995        212,706      0.45%       4.35%        3.15%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       13,650    14.785029        201,811      0.45%       4.73%        1.91%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       24,906    14.508435        361,358      0.31%     --             6.26%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
FEDERATED HIGH INCOME BOND FUND II
  2004  Lowest contract charges        2,948    15.982268         47,111      0.45%       7.30%        9.96%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        4,530    14.534031         65,845      0.45%       7.36%       21.67%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        7,746    11.945703         92,534      0.31%     --            (3.44)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-42 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
FEDERATED CAPITAL INCOME FUND II
  2004  Lowest contract charges        2,986   $12.073866     $   36,048      0.45%       4.34%        9.51%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        3,046    11.025674         33,585      0.45%       6.36%       20.13%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        2,858     9.178114         26,233      0.31%     --           (19.21)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
GARTMORE GVIT DEVELOPING MARKETS FUND
  2004  Lowest contract charges       10,150    12.063325        122,440      0.45%       0.61%       19.26%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        7,717    10.115487         78,061      0.44%       0.05%       58.98%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        4,487     6.362592         28,551      0.31%       0.11%      (19.74)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD ADVISERS HLS FUND
  2004  Lowest contract charges      369,396     3.577676      1,321,579      1.36%       1.80%        2.35%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      579,757     3.495449      2,026,513      1.35%       2.42%       16.90%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      637,250     2.990023      1,905,391      0.93%       3.56%      (10.02)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD BLUE CHIP STOCK HLS FUND
  2004  Lowest contract charges      147,219    17.916823      2,637,693      1.35%       0.19%        7.44%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      183,265    16.675799      3,056,091      1.35%       0.04%       27.56%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      214,585    13.072493      2,805,156      0.93%     --           (19.06)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
HARTFORD BOND HLS FUND
  2004  Lowest contract charges      678,887   $ 2.659888     $1,805,763      1.35%       5.13%        3.22%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      580,016     2.576883      1,494,632      1.35%       3.65%        6.40%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges    1,118,413     2.421879      2,708,660      0.92%       4.61%        7.45%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges      100,497     1.656714        166,495      1.33%       0.70%       17.77%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       13,404     1.406795         18,857      1.24%       1.24%       40.68%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges       22,443     6.310475        141,626      1.35%       0.41%        8.46%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       22,807     5.818275        132,700      1.35%       0.36%       25.68%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       23,064     4.629555        106,776      0.93%     --           (23.00)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD GLOBAL LEADERS HLS FUND
  2004  Lowest contract charges       40,772    25.445733      1,037,478      1.35%       0.52%       17.59%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       48,552    21.639602      1,050,641      1.35%       0.40%       33.76%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       64,084    16.178210      1,036,759      0.93%       0.96%      (17.30)%
        Highest contract charges      10,110     7.187427         72,665      0.93%       0.38%      (13.16)%
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2004  Lowest contract charges      126,965    22.218925      2,821,032      1.35%       0.92%        6.96%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      196,614    20.773885      4,084,446      1.35%       1.19%       27.09%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       20,806     4.868391        101,292      0.93%     --           (19.29)%
        Highest contract charges       9,221     4.693288         43,277      0.93%     --           (21.53)%
        Remaining contract
        charges                      255,773      --           4,180,733      --        --           --

_____________________________________ SA-44 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2004  Lowest contract charges      256,451   $ 5.415672     $1,388,854      1.35%     --            15.61%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      290,554     4.684257      1,361,031      1.35%     --            41.87%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      424,251     3.301923      1,400,847      0.93%     --           (23.33)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD HIGH YIELD HLS FUND
  2004  Lowest contract charges       66,212    13.922540        921,836      1.35%       4.91%        5.96%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       72,499    13.138961        952,565      1.35%       3.89%       21.53%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       96,354    10.810925      1,041,677      0.93%       6.51%       (6.50)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD INDEX HLS FUND
  2004  Lowest contract charges       20,095    16.767469        336,948      0.45%       1.12%        9.90%
        Highest contract charges     154,213    18.051207      2,783,739      1.35%       0.95%        8.91%
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       24,424    15.257272        372,646      0.45%       1.44%       27.56%
        Highest contract charges     284,457    16.573850      4,714,541      1.35%       1.21%       26.42%
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       21,654    11.961142        259,012      0.31%       1.19%      (17.80)%
        Highest contract charges     399,819    13.110654      5,241,885      0.93%       1.22%      (18.30)%
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges      310,723     1.571597        488,331      1.35%       0.68%       16.50%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      383,090     1.349008        516,791      1.25%       0.84%       34.90%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       59,965     9.201424        551,767      0.93%     --           (19.26)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
HARTFORD INTERNATIONAL STOCK HLS FUND
  2004  Lowest contract charges       49,036   $17.055706     $  836,339      1.35%       0.29%       13.77%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       69,565    14.992047      1,042,920      1.35%       2.33%       28.27%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      104,211    11.687669      1,217,989      0.93%     --           (13.96)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD LARGECAP GROWTH HLS FUND
  2004  Lowest contract charges      142,465     9.142445      1,302,482      1.35%       0.04%       10.04%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      209,623     8.308041      1,741,554      1.35%     --            21.77%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      228,040     6.822901      1,555,897      0.93%     --           (21.12)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD MIDCAP STOCK HLS FUND
  2004  Lowest contract charges       80,224    13.191788      1,058,300      1.35%       0.13%       11.32%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       86,869    11.850074      1,029,408      1.35%       0.17%       29.29%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       78,186     9.165374        716,610      0.93%     --           (18.71)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges      164,588     1.689946        278,144      1.36%       0.91%       (0.41)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      332,316     1.696902        563,907      1.36%       0.77%       (0.60)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      739,543     1.707196      1,262,546      0.93%       0.90%      --
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-46 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
HARTFORD SMALLCAP VALUE HLS FUND
  2004  Lowest contract charges      102,128   $20.500498     $2,093,677      1.35%       0.65%       12.46%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      116,486    18.229857      2,123,532      1.35%       0.51%       36.60%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      109,303    13.345282      1,458,680      0.93%     --           (21.27)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD SMALLCAP GROWTH HLS FUND
  2004  Lowest contract charges       49,531    25.523286      1,264,190      1.35%     --            13.88%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       59,564    22.411946      1,334,934      1.35%     --            48.05%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       83,803    15.138100      1,268,611      0.93%     --           (26.13)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD STOCK HLS FUND
  2004  Lowest contract charges      183,795     1.306701        240,166      1.35%       1.10%        2.77%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges      193,037     1.271457        245,439      1.25%       1.27%       27.15%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       22,582     7.818789        176,566      0.93%       1.20%      (18.42)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2004  Lowest contract charges       43,511    23.117766      1,005,871      1.35%       3.46%        0.70%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       74,516    22.956680      1,710,636      1.35%       1.35%        0.78%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      149,888    22.779788      3,414,432      0.92%     --             7.14%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2004  Lowest contract charges       62,686   $21.687414     $1,359,505      1.35%       0.29%       17.28%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       91,514    18.491775      1,692,248      1.35%       0.56%       39.98%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges      120,802    13.210798      1,595,896      0.93%     --           (20.28)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
ING VP EMERGING MARKETS FUND
  2004  Lowest contract charges        1,938    11.396450         22,084      0.45%       0.79%       21.16%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        1,085     9.405803         10,200      0.45%     --            46.54%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges          877     6.418426          5,633      0.31%     --           (20.99)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
ING VP NATURAL RESOURCES TRUST
  2004  Lowest contract charges        3,520    16.366942         57,613      0.45%       1.08%       12.16%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        2,125    14.592673         31,009      0.45%     --            29.94%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        1,866    11.230070         20,965      0.32%       0.45%      (10.35)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
AIM V.I. HEALTH SCIENCES FUND
  2004  Lowest contract charges        9,551    18.933125        180,831      0.45%     --             7.09%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       10,539    17.680161        186,338      0.45%     --            27.21%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       12,373    13.898552        171,969      0.31%     --           (17.62)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-48 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
AIM V.I. TECHNOLOGY FUND
  2004  Lowest contract charges       24,580   $12.100547     $  297,429      0.45%     --             4.16%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges       30,532    11.616845        354,691      0.45%     --            44.64%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       31,219     8.031808        250,745      0.31%     --           (33.62)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
AIM V.I. CORE STOCK FUND
  2004  Lowest contract charges        3,867    15.345871         59,338      0.45%       0.70%        3.77%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        8,706    14.787999        128,741      0.45%       1.19%       22.05%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        8,872    12.116737        107,497      0.31%       2.14%      (17.13)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
MFS EMERGING GROWTH SERIES
  2004  Lowest contract charges          488    16.494872          8,048      0.45%     --            12.45%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges          791    14.668334         11,604      0.45%     --            29.64%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        6,174    11.314430         69,857      0.31%     --           (24.28)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
MFS HIGH INCOME SERIES
  2004  Lowest contract charges        2,319    15.989376         37,077      0.45%       4.02%        8.66%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        4,778    14.715094         70,312      0.45%       6.84%       17.43%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       12,066    12.531160        151,202      0.31%     --            (0.34)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
MFS STRATEGIC INCOME SERIES
  2004  Lowest contract charges        1,676   $14.793340     $   24,799      0.45%       5.23%        7.25%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        2,101    13.793767         28,982      0.45%       5.25%        9.88%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        2,369    12.553012         29,740      0.31%     --             6.59%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO
  2004  Lowest contract charges        3,737    13.614332         50,874      0.45%       3.09%        0.33%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        9,960    13.569986        135,159      0.45%       4.00%        1.96%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       12,712    13.308572        169,180      0.31%     --             3.91%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
  2004  Lowest contract charges        1,568    16.144003         25,315      0.45%       0.01%       18.44%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        4,749    13.630397         64,731      0.45%     --            34.48%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        4,223    10.135482         42,806      0.31%     --           (23.93)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
PIONEER FUND VCT PORTFOLIO
  2004  Lowest contract charges        8,349    10.285190         85,870      0.04%     --             2.85%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        9,673    12.062753        116,678      0.45%       0.66%       24.22%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges       21,449     9.711024        208,292      0.31%       1.32%      (19.23)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
  2004  Lowest contract charges       11,200    19.093796        213,854      0.45%     --            21.78%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

_____________________________________ SA-50 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  ------------  --------------  -------  ----------  -----------
THE STRONG MID CAP GROWTH FUND II
  2004  Lowest contract charges        5,115   $10.716759     $   54,821      0.45%     --            18.62%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        9,870     9.034490         89,172      0.45%     --            33.61%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        6,753     6.761785         45,663      0.29%     --           (28.63)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
VAN ECK WORLDWIDE BOND FUND
  2004  Lowest contract charges        2,886    16.028761         46,258      0.45%       4.33%        8.66%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges        1,162    14.751171         17,136      0.45%       1.67%       17.63%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges        1,525    12.540005         19,127      0.30%     --            18.03%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
VAN ECK WORLDWIDE HARD ASSETS FUND
  2004  Lowest contract charges        4,939    13.822619         68,272      0.44%       0.07%       23.42%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2003  Lowest contract charges          934    11.199452         10,456      0.46%       0.08%       44.43%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --
  2002  Lowest contract charges           63     7.754362            490      0.31%     --           (14.21)%
        Highest contract charges      --          --             --           --        --           --
        Remaining contract
        charges                       --          --             --           --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.45% to 1.25% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions of 0.10% of the contract's value for annual fund operating expenses provided for by the Company.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-52 ____________________________________

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    ------------------------------------------------------------------------

To the Board of Directors and Stockholder of First Fortis Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of First Fortis Life Insurance Company (the Company), a direct wholly owned subsidiary of Assurant, Inc. at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP
March 31, 2005
Minneapolis, Minnesota

                      FIRST FORTIS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                         AT DECEMBER 31, 2004 AND 2003

                                                                        DECEMBER 31,
                                                                   -----------------------
                                                                     2004           2003
                                                                   -----------------------
                                                                    (in thousands except
                                                                         share data)
ASSETS
  Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost -- $119,840 in 2004 and $157,032 in 2003)       $128,766       $167,712
  Equity securities available for sale, at fair value
   (cost -- $8,514 in 2004 and $9,574 in 2003)                        8,571          9,784
  Commercial mortgage loans on real estate at amortized cost          9,125          3,800
  Policy loans                                                           80             37
  Short-term investments                                              4,575          8,091
  Other investments                                                      --            275
                                                                   -----------------------
                                           TOTAL INVESTMENTS        151,117        189,699
                                                                   -----------------------
  Cash and cash equivalents                                           5,360          1,060
  Premiums and accounts receivable, net                               4,858          2,777
  Income tax receivable                                               1,250             --
  Reinsurance recoverables                                           93,607        100,451
  Due from affiliates                                                   582             --
  Accrued investment income                                           1,701          2,185
  Deferred acquisition costs                                          1,123            942
  Deferred income taxes, net                                          1,481          3,040
  Goodwill                                                            2,038          2,038
  Other assets                                                           95             82
  Assets held in separate accounts                                   32,446         39,678
                                                                   -----------------------
                                                TOTAL ASSETS       $295,658       $341,952
                                                                   -----------------------
LIABILITIES
  Future policy benefits and expenses                              $ 29,168       $ 24,143
  Unearned premiums                                                  20,902         35,798
  Claims and benefits payable                                       139,270        137,233
  Commissions payable                                                 5,001          3,811
  Reinsurance balances payable                                        2,509          1,935
  Funds held under reinsurance                                           89             94
  Deferred gain on disposal of businesses                             6,492          8,067
  Due to affiliates                                                      --          2,407
  Accounts payable and other liabilities                              8,292          6,264
  Tax payable                                                            --          1,771
  Liabilities related to separate accounts                           32,446         39,678
                                                                   -----------------------
                                           TOTAL LIABILITIES        244,169        261,201
                                                                   -----------------------
STOCKHOLDER'S EQUITY
  Common stock, par value $20 per share, 100,000 shares
   authorized, issued, and outstanding                                2,000          2,000
  Additional paid-in capital                                         43,006         43,006
  Retained earnings                                                     644         28,663
  Accumulated other comprehensive income                              5,839          7,082
  Total stockholder's equity                                         51,489         80,751
                                                                   -----------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $295,658       $341,952
                                                                   -----------------------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

                      FIRST FORTIS LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                   YEARS ENDED DECEMBER 31,
                                                              -----------------------------------
                                                               2004          2003          2002
                                                              -----------------------------------
                                                                        (in thousands)
REVENUES
  Net earned premiums and other considerations                $65,593       $69,206       $74,215
  Net investment income                                         9,738        10,315        11,171
  Net realized gain (loss) on investments                         819           646        (2,599)
  Amortization of deferred gain on disposal of businesses       1,575         1,896         2,242
  Fees and other income                                           305           306           368
                                                              -----------------------------------
                                              TOTAL REVENUES   78,030        82,369        85,397
                                                              -----------------------------------
BENEFITS, LOSSES AND EXPENSES
  Policyholder benefits                                        42,732        45,114        47,151
  Amortization of deferred acquisition costs                      247           774         2,319
  Underwriting, general and administrative expenses            18,442        23,237        23,638
                                                              -----------------------------------
                         TOTAL BENEFITS, LOSSES AND EXPENSES   61,421        69,125        73,108
  Income before income taxes                                   16,609        13,244        12,289
  Income taxes                                                  4,632         4,507         4,197
                                                              -----------------------------------
                                                  NET INCOME  $11,977       $ 8,737       $ 8,092
                                                              -----------------------------------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

                      FIRST FORTIS LIFE INSURANCE COMPANY
                 STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                  Accumulated
                                                         Additional                  Other
                                                Common    Paid-In     Retained   Comprehensive
                                                Stock     Capital     Earnings   Income (Loss)    Total
                                                ---------------------------------------------------------
                                                                     (in thousands)
                      BALANCE, JANUARY 1, 2002  $2,000    $43,006     $ 12,047      $ 2,247      $ 59,300
Comprehensive income:
  Net income                                       --          --        8,092           --         8,092
  Net change in unrealized gains on securities     --          --           --        3,681         3,681
                                                                                                 --------
Total comprehensive income                                                                         11,773
                                                ---------------------------------------------------------
                    BALANCE, DECEMBER 31, 2002  2,000      43,006       20,139        5,928        71,073
                                                ---------------------------------------------------------
Comprehensive income:
  Net income                                       --          --        8,737           --         8,737
  Net change in unrealized gains on securities     --          --           --          941           941
  Other                                            --          --         (213)         213            --
                                                                                                 --------
Total comprehensive income                                                                          9,678
                                                ---------------------------------------------------------
                    BALANCE, DECEMBER 31, 2003  2,000      43,006       28,663        7,082        80,751
                                                ---------------------------------------------------------
Dividends on common stock                          --          --      (40,000)          --       (40,000)
Comprehensive income:
  Net income                                       --          --       11,977           --        11,977
  Net change in unrealized gains on securities     --          --           --       (1,239)       (1,239)
  Other                                            --          --            4           (4)           --
                                                                                                 --------
Total comprehensive income                                                                         10,738
                                                ---------------------------------------------------------
                    BALANCE, DECEMBER 31, 2004  $2,000    $43,006     $    644      $ 5,839      $ 51,489
                                                ---------------------------------------------------------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

                      FIRST FORTIS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                         YEARS ENDED DECEMBER 31,
                                                                     ---------------------------------
                                                                       2004        2003        2002
                                                                     ---------------------------------
                                                                              (in thousands)
OPERATING ACTIVITIES
  Net income                                                         $ 11,977    $  8,737    $   8,092
  Adjustments to reconcile net income to net cash provided
   by operating activities:
  Change in reinsurance recoverable                                     6,844       9,677       (2,075)
  Change in premiums and accounts receivables                          (2,663)      1,527        3,995
  Change in deferred acquisition costs                                   (181)        628        2,190
  Change in accrued investment income                                     484         148          155
  Change in insurance policy reserves and expenses                     (7,834)    (13,537)          47
  Change in accounts payable and other liabilities                       (379)        716       (3,897)
  Change in commissions payable                                         1,190         (37)         107
  Change in reinsurance balances payable                                  574        (872)         (76)
  Change in funds held under reinsurance                                   (5)       (167)          68
  Amortization of deferred gain on disposal of businesses              (1,575)     (1,896)      (2,243)
  Change in income taxes                                                 (794)        (83)      (4,241)
  Net realized (gains)/losses on investments                             (819)       (646)       2,599
  Other                                                                  (166)         18         (207)
                                                                     ---------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES            6,653       4,213        4,514
                                                                     ---------------------------------
INVESTING ACTIVITIES
  Sales of:
  Fixed maturities available for sale                                  57,159      30,892       86,092
  Equity securities available for sale                                  4,376       2,486        1,640
  Other invested assets                                                   275          73          126
  Maturities, prepayments, and scheduled redemption of:
  Fixed maturities available for sale                                  11,214      22,221       14,276
  Purchase of:
  Fixed maturities available for sale                                 (30,195)    (43,359)    (111,100)
  Equity securities available for sale                                 (3,330)     (8,986)      (2,096)
  Change in commercial mortgage loans on real estate                   (5,325)     (3,800)          --
  Change in short term investments                                      3,516      (4,697)       3,207
  Change in policy loans                                                  (43)        (13)         (18)
                                                                     ---------------------------------
         NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES         $ 37,647    $ (5,183)   $  (7,873)
                                                                     ---------------------------------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

                      FIRST FORTIS LIFE INSURANCE COMPANY
                      STATEMENTS OF CASH FLOWS (CONTINUED)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                           YEARS ENDED DECEMBER 31,
                                                                     ------------------------------------
                                                                       2004          2003          2002
                                                                     ------------------------------------
                                                                                (in thousands)
FINANCING ACTIVITIES
  Dividends paid                                                     $(40,000)      $   --       $    --
                                                                     ------------------------------------
                       NET CASH USED IN FINANCING ACTIVITIES          (40,000)          --            --
                                                                     ------------------------------------
  Change in cash and cash equivalents                                   4,300         (970)       (3,359)
  Cash and cash equivalents at beginning of period                      1,060        2,030         5,389
                                                                     ------------------------------------
  Cash and cash equivalents at end of period                         $  5,360       $1,060       $ 2,030
                                                                     ------------------------------------
  Supplemental schedule of non-cash investing activities:
  Assets and liabilities transferred in reinsurance
   transaction (Note 8):
  Non-cash assets ceded:
  Other assets                                                       $     --       $   --       $   (63)
                                                                     ------------------------------------
                                 TOTAL VALUE OF ASSETS CEDED         $     --       $   --       $   (63)
                                                                     ------------------------------------
  Other liabilities                                                  $     --       $   --       $   (32)
                                                                     ------------------------------------
                                   TOTAL LIABILITIES ASSUMED         $     --       $   --       $   (32)
                                                                     ------------------------------------
  Supplemental information:
    Income taxes paid                                                $  5,428       $4,544       $ 8,455

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004, 2003 AND 2002
(IN THOUSANDS EXCEPT SHARE DATA)

 -----------------------------------------------------------------------------

1. NATURE OF OPERATIONS

First Fortis Life Insurance Company (the "Company") is a provider of life and health insurance products. At January 1, 2004, the Company was a wholly owned subsidiary of Fortis, Inc., which itself was an indirect, wholly owned subsidiary of Fortis N.V. of the Netherlands and Fortis SA/NV of Belgium (collectively, the "Fortis") through their affiliates, including their wholly owned subsidiary, Fortis Insurance N.V.

On February 5, 2004, Fortis sold approximately 65% of its ownership interest in Assurant, Inc. via an initial public offering (the "IPO") and retained approximately 35% of its ownership (50,199,130 shares). In connection with the IPO, Fortis, Inc. was merged into Assurant, Inc., a Delaware corporation, which was formed solely for the purpose of the redomestication of Fortis, Inc. After the merger, Assurant, Inc. became the successor to the business, operations and obligations of Fortis, Inc. Assurant, Inc. is traded on the New York Stock Exchange under the symbol AIZ.

On January 21, 2005, Fortis owned approximately 36% (50,199,130 shares) of the Assurant, Inc. based on the number of shares outstanding that day and sold 27,200,000 of those shares in a secondary offering to the public. Assurant, Inc. did not receive any of the proceeds from the sale of shares of common stock by Fortis. Fortis received all net proceeds from the sale. Fortis concurrently sold exchangeable bonds, due January 26, 2008, that are mandatorily exchangeable for their remaining 22,999,130 shares of Assurant, Inc. Fortis may elect, prior to the maturity date of the bonds, a cash settlement alternative and pay the bondholders an amount of cash equal to the applicable market value of Assurant, Inc.'s common stock. The exchangeable bonds and the shares of the Assurant, Inc.'s common stock into which they are exchangeable have not been and will not be registered under the Securities Act of 1933 and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

The Company is incorporated in New York and is qualified to sell life, health and annuity insurance in the state of New York. The Company's revenues are derived principally from group employee benefits and credit products. The Company offers insurance products, including life insurance policies, annuity contracts, and group life, accident and health insurance policies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates when recording transactions resulting from business operations based on information currently available. The most significant items on the Company's balance sheet that involve accounting estimates and actuarial determinations are goodwill, reinsurance recoverables, valuation of investments, deferred acquisition costs ("DAC"), liabilities for future policy benefits and expenses, claims and benefits payable and taxes. The accounting estimates and actuarial determinations are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, and terminations by policyholders. As additional information becomes available or actual amounts are determinable, the recorded estimates will be revised and reflected in operating results. Although some variability is inherent in these estimates, the Company believes the amounts provided are reasonable and adequate.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and other comprehensive income, which includes unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2004 presentation.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank providing the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

INVESTMENTS

The Company's investment strategy is developed based on many factors including appropriate insurance asset and liability management, rate of return, maturity, credit risk, tax considerations and regulatory requirements.

Fixed maturities and equity securities are classified as available-for-sale and reported at fair value. If the fair value is higher than the amortized cost for debt securities or the purchase cost for equity securities, the excess is an unrealized gain; and if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes are reported as included in accumulated other comprehensive income and, accordingly, have no effect on net income.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The change in the allowance for losses is recorded as realized gains and losses on investments.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Other investments consist of investments in joint ventures and partnerships. The joint ventures and partnerships are valued according to the equity method of accounting. Any changes in the fair value are recorded as net realized gains and losses in the statement of operations.

Short-term investments include all investment cash and short maturity investments. These amounts are carried principally at cost, which approximates fair value.

The Company regularly monitors its investment portfolio to determine that investments that may be other than temporarily impaired are identified in a timely fashion and properly valued, and that any impairments are charged against earnings in the proper period. The Company's methodology to identify potential impairments requires professional judgment.

Changes in individual security values are monitored on a regular basis in order to identify potential credit problems. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watch list, which is discussed at monthly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the writedown reflected as a realized loss in the Statement of Operations for that period. Assessment factors include, but are not limited to, the financial condition and rating of the issuer, any collateral held and the length of time the market value of the security has been below cost.

Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors or countries could result in additional write downs in future periods for impairments that are deemed to be other-than-temporary.

Realized gains and losses on sales of investments and declines in value judged to be other-than-temporary are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. Therefore, the retrospective method is used to adjust the effective yield.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is accounted for over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the balance sheets. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An estimated allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

DEFERRED ACQUISITION COSTS (DAC)

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, premium taxes and certain direct marketing expenses.

A premium deficiency is recognized by a charge to the statement of operations as a reduction of DAC to the extent that future policy premiums, including anticipation of interest income, are not adequate to recover all DAC and related claims, benefits and expenses. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

SHORT DURATION CONTRACTS

Acquisition costs relating to single premium credit insurance contracts are amortized over the term of the contracts in relation to premiums earned.

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of new business underwriting, field sales support, commissions to agents and brokers, and compensation to sales representatives. These acquisition costs are front-end loaded; thus they are deferred and amortized over the estimated terms of the underlying contracts.

LONG DURATION CONTRACTS

Acquisition costs on the Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. The Company adopted Statement of Financial Accounting Standards No. 142
("FAS 142"), Goodwill and Other Intangible Assets, as of January 1, 2002. Pursuant to FAS 142, goodwill is deemed to have an indefinite life and should not be amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied goodwill is less than the carrying amount, a write down is recorded. Prior to the adoption of FAS 142, goodwill was amortized over 20 years. Upon the adoption of FAS 142, the Company ceased amortizing goodwill. The measurement of fair value was determined based on a valuation report prepared by an independent valuation firm. The valuation was based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates. The Company performs a goodwill impairment test annually and has not recognized an impairment charge since adoption. The Company performed a January 1, 2005 impairment test during the three months ended
March 31, 2005 and concluded that goodwill was not further impaired.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group Inc. ("The Hartford"). The balance of reserve ceded for the variable insurance products issued by FFG was $5,559 and $6,870 as of December 31, 2004 and 2003, respectively.

INCOME TAXES

From January 1, 2002 through December 31, 2002, the Company reported its taxable income in a separately filed federal income tax return.

Beginning January 1, 2003, the Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Assurant, Inc. Income tax expense or credits are allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.

Current federal income taxes are charged to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which we expect the temporary differences to reverse. The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives. The Company tests the intangible assets for impairment whenever circumstances warrant, but at least annually. If impairment exists, then excess of the unamortized balance over the fair value of the intangible assets will be charged to earnings at that time.

PREMIUMS

SHORT DURATION CONTRACTS

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical and dental, credit life and disability.

LONG DURATION CONTRACTS

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the

FFG and LTC businesses previously sold, all revenue is ceded to Hartford Life and Annuity Insurance Company ("the Hartford") and John Hancock Life Insurance Company ("John Hancock"), respectively.

REINSURANCE ASSUMED

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

FEE INCOME

The Company primarily derives income from fees received from providing administrative services. Fee income is earned when services are performed.

RESERVES

Reserves are established according to GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions to arrive at loss development factors. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

SHORT DURATION CONTRACTS

For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include
(1) case basis reserves for known but unpaid claims as of the balance sheet date; (2) incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR are calculated based on historical experience and on assumptions relating to claim severity, frequency, and other factors. These assumptions are modified as necessary to reflect anticipated trends, with any adjustment being reflected in current operations. We establish reserves for disability policies in an amount equal to the net present value of the expected claims future payments. Group long-term disability and group term life waiver of premium reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is determined by taking into consideration actual and expected earned rates on our asset portfolio, with adjustments for investment expenses and provisions for adverse deviation. Group long-term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Unearned premium reserves are maintained for the portion of the premiums on short duration contracts that is related to the unexpired period of the policy.

LONG DURATION CONTRACTS

Future policy benefits and expense reserves on LTC and the traditional life insurance contracts within FFG are recorded at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for investment-type annuity contracts in FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances.

Changes in the estimated liabilities are charged or credited to operations as the estimates are revised.

GUARANTY FUND ASSESSMENTS

There are a number of insurance companies that are currently under regulatory supervision. This may result in future assessments to the Company by state guaranty fund associations to cover losses to policyholders of insolvent or rehabilitated companies. These assessments can be partially recovered through a reduction in future premium taxes in New York. The Company believes it has adequately provided for the impact of future assessments relating to current insolvencies.

RECENT ACCOUNTING PRONOUNCEMENTS

In April 2003, the FASB issued FAS 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("FAS 149"). This statement amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under FAS 133, Accounting for Derivative Instruments and Hedging Activities. This Statement is effective prospectively for contracts entered into or modified after June 30, 2003 and prospectively for hedging relationships designated after June 30, 2003. The adoption of this standard did not have a material impact on the Company's financial position or results of operations.

On July 7, 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 provides guidance on a number of topics unique to insurance enterprises, including separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization benefits and sales inducements to contract holders. SOP 03-1 was effective for the Company's financial statements on January 1, 2004. The adoption of this statement did not have a material impact on the Company's financial position or the results of operations.

In December 2003, the FASB issued FAS 132 (Revised 2003), Employers' Disclosure about Pensions and Other Postretirement Benefits ("FAS 132" -- Revised 2003). This statement revises employers' disclosure about pension plans and other postretirement benefit plans. This statement does not change the measurement or recognition of those plans required by FAS No. 87, Employers' Accounting for Pensions, No. 88, Employers' Accounting for Settlement and Curtailments of Defined Benefit Pension Plans and for Termination Benefits, and No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions. This statement retains the disclosure requirements contained in FAS 132, Employers' Disclosure about Pensions and Other Postretirement Benefits, which it replaces. It requires additional disclosure to that found in FAS 132 about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit postretirement plans and was effective for fiscal year ending after December 15, 2003. The Company's Parent fully adopted this statement.

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, The Meaning of Other Than Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides guidance on the disclosure requirements for other than temporary impairments of debt and marketable equity investments that are accounted for under Financial Accounting Standard 115 ("FAS 115"). EITF 03-1 also provides guidance for evaluating whether an investment is other than temporarily impaired. The adoption of EITF 03-1 required the Company to include certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under FAS 115 that are impaired at the balance sheet date but for which an other than temporary impairment has not been recognized. The disclosures were effective for financial statements for fiscal years ending after December 15, 2003. The Company adopted the disclosure requirements of EITF 03-1 at December 31, 2003. The guidance for evaluating whether an investment is other than temporarily impaired is effective for reporting periods beginning after June 15, 2004; however, the Financial Accounting Standards Board ("FASB") has issued two new proposed Staff Positions. EITF 03-1a, which would defer the June 15, 2004 effective date of the requirement to record impairment losses caused by the effect of increases in interest rates or sector spreads on debt securities subject to paragraph 16 of EITF 03-1 until further guidance is provided and EITF 03-1b, which would exclude minor impairments from the requirement. Both Staff Positions are still in the comment period phase. The Company is continuing to evaluate the impact of adoption of this issue given the fact that portions of the issue are still in the comment period. The Company currently follows the guidance on other than temporary impairments provided by Staff Accounting Bulletin ("SAB") 59, Accounting for Noncurrent Marketable Equity Securities.

In May 2004, the FASB issued FASB Staff Position ("FSP") FAS 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FAS 106-2"), which provides guidance on accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("the Act"). The Act introduces (1) a prescription drug benefit under Medicare and (2) a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least "actuarially equivalent" to Medicare Part D. The FASB concluded that the subsidy should be treated as an actuarial gain pursuant to FAS 106, Employers' Accounting for Postretirement Benefits Other Than Pensions. FAS 106-2 is effective for the first interim period or annual period beginning after June 15, 2004. Since the effects of the Act were not considered a significant event, the effects of the Act were incorporated in the next measurement of plan assets and obligations, December 31, 2004. The Company believes that it will be entitled to the subsidy. Therefore, the Company adopted FAS 106-2 as of December 31, 2004. The adoption of FAS 106-2 did not have a material effect on either the Company's accumulated postretirement benefit obligation or its financial position or results of operations.

3. INVESTMENTS

The amortized cost and fair value of fixed maturities and equity securities as of December 31, 2004 were as follows:

                                                              ---------------------------------------------------------
                                                               Cost or         Gross           Gross
                                                              Amortized      Unrealized      Unrealized
                                                                Cost           Gains           Losses        Fair Value
                                                              ---------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and government agencies and
 authorities                                                  $ 21,001         $  698           $(22)           21,677
States, municipalities and political subdivisions                2,777            276             --             3,053
Foreign governments                                              2,842            209             (5)            3,046
Public utilities                                                16,376          1,670             (1)           18,045
All other corporate bonds                                       76,844          6,172            (71)           82,945
                                                              ---------------------------------------------------------
                               TOTAL FIXED MATURITIES         $119,840         $9,025           $(99)         $128,766
                                                              ---------------------------------------------------------

EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                                8,514            142            (85)            8,571
                                                              ---------------------------------------------------------
                              TOTAL EQUITY SECURITIES         $  8,514         $  142           $(85)         $  8,571
                                                              ---------------------------------------------------------

The amortized cost and fair value of fixed maturities as of December 31, 2003 were as follows:

                                                               Cost or         Gross           Gross
                                                              Amortized      Unrealized      Unrealized
                                                                Cost           Gains           Losses        Fair Value
                                                              ---------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and government agencies and
 authorities                                                  $ 27,211        $   861           $(18)           28,054
States, municipalities and political subdivisions                2,775            246             --             3,021
Foreign governments                                              5,349            396            (23)            5,722
Public utilities                                                20,239          2,047             --            22,286
All other corporate bonds                                      101,458          7,226            (55)          108,629
                                                              ---------------------------------------------------------
                               TOTAL FIXED MATURITIES         $157,032        $10,776           $(96)         $167,712
                                                              ---------------------------------------------------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                             $  9,574        $   256           $(46)         $  9,784
                                                              ---------------------------------------------------------
                              TOTAL EQUITY SECURITIES         $  9,574        $   256           $(46)         $  9,784
                                                              ---------------------------------------------------------

The amortized cost and fair value of fixed maturities at December 31, 2004 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                     Amortized
                                                                       Cost          Fair Value
                                                                     --------------------------
Due in one year or less                                              $  9,053         $  9,197
Due after one year through five years                                  16,834           18,182
Due after five years through ten years                                 29,523           31,769
Due after ten years                                                    36,100           40,884
                                                       TOTAL           91,510          100,032
Mortgage and asset backed securities                                   28,330           28,734
                                                                     --------------------------
                                                       TOTAL         $119,840         $128,766
                                                                     --------------------------

Gross gains of $1,474, $1,247 and $2,887 and gross losses of $427, $560 and $4,331 were realized on sales of fixed maturities and equity securities in 2004, 2003 and 2002, respectively.

Major categories of net investment income were as follows:

                                                                      Years Ended December 31,
                                                                     --------------------------
                                                                      2004     2003      2002
                                                                     --------------------------
Fixed maturities                                                     $8,697   $ 9,869   $11,104
Equity securities                                                       719       528       280
Commercial mortgage loans on real estate                                337        --        --
Policy loans                                                              4         3         2
Short-term investments                                                   98        61       112
Other investments                                                         5        (7)      (46)
Investment expenses                                                    (122)     (139)     (281)
                                                                     --------------------------
                                       NET INVESTMENT INCOME         $9,738   $10,315   $11,171
                                                                     --------------------------

The net realized gains (losses) recorded in income for 2004, 2003 and 2002 are summarized as follows:

                                                                      Years Ended December 31,
                                                                     --------------------------
                                                                      2004     2003      2002
                                                                     --------------------------
Fixed maturities                                                     $1,060    $628    $(2,489)
Equity securities                                                       (13)     21        (32)
                                                                     --------------------------
Total marketable securities                                           1,047     649     (2,521)
Other                                                                  (228)     (3)       (78)
                                                                     --------------------------
                                                       TOTAL         $  819    $646    $(2,599)
                                                                     --------------------------

The Company recorded $0, $38 and $1,077 of pre-tax realized losses in 2004, 2003 and 2002, respectively, associated with other-than-temporary declines in value of available for sale securities.

The investment category and duration of the Company's gross unrealized losses on fixed maturities and equity securities at December 31, 2004 were as follows:

                                                   Less than 12 months        12 Months or More               Total
                                                 -----------------------   -----------------------   -----------------------
                                                              Unrealized                Unrealized                Unrealized
                                                 Fair Value     Losses     Fair Value     Losses     Fair Value     Losses
                                                 ---------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and government
agencies and authorities                          $ 4,985        $(22)        $ --         $ --       $ 4,985        $(22)
States, municipalities and political
subdivisions                                           --          --           --           --            --          --
Foreign governments                                   533          (5)          --           --           533          (5)
Public utilities                                       66          (1)          --           --            66          (1)
All other corporate bonds                           6,199         (45)         637          (26)        6,836         (71)
                                                 ---------------------------------------------------------------------------
                         TOTAL FIXED MATURITIES   $11,783        $(73)        $637         $(26)      $12,420        $(99)
                                                 ---------------------------------------------------------------------------

EQUITY SECURITIES
COMMON STOCKS:
Public utilities                                  $    --        $ --         $ --         $ --       $    --        $ --
Banks, trusts and insurance companies                  --          --           --           --            --          --
Industrial, miscellaneous and all other                --          --           --           --            --          --
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                   2,514         (54)         297          (31)        2,811         (85)
                                                 ---------------------------------------------------------------------------
                        TOTAL EQUITY SECURITIES   $ 2,514        $(54)        $297         $(31)      $ 2,811        $(85)
                                                 ---------------------------------------------------------------------------

The total unrealized loss represents less than 2% of the aggregate fair value of the related securities. Approximately 86% of these securities in an unrealized loss position have been in a continuous loss position for less than twelve months. The total unrealized losses on securities that were in a continuous unrealized loss position for longer than six months but less than 12 months were approximately $15, with no security with a book value greater than $1,000 having a market value below 99% of book value.

As part of the Company's ongoing monitor ing process, the Company regularly reviews its investment portfolio to ensure that investments that may be other than temporarily impaired are identified on a timely basis and that any impairment is charged against earnings in the proper period. The Company has reviewed these securities and concluded that there were no additional other than temporary impairments as of December 31, 2004. Due to issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and their continued expectations to do so, as well as the Company's evaluation of the fundamentals of the issuers' financial condition, the Company believes that the securities in an unrealized loss status are not impaired and intends to hold them until recovery.

The Company has made commercial mortage loans, collaterized by the underlying real estate, on properties located in the State of New York, Minnesota, and Pennsylvania. A potential loss reserve based on historical data adjusted for current expectations is maintained and is typically between 1.25% and 2.25% of commercial mortgage loans on real estate. As of December 31, 2004, the reserve was approximately 2.0% of the unpaid principal of our commercial mortgage loans, or $200.

The Company had fixed maturities carried at $959 and $993 at December 31, 2004 and 2003, respectively, on deposit with various governmental authorities as required by law.

4. INCOME TAXES

The Company is subject to U.S. taxes. Starting in 2003, it is part of the U.S. consolidated federal income tax return with its parent, Assurant, Inc. For 2002, it filed a separate U.S. federal tax return. Information about current and deferred tax expense follows:

                                                                      Years Ended December 31,
                                                                     ---------------------------
                                                                      2004      2003      2002
                                                                     ---------------------------
Current expense:
Federal                                                              $2,406    $3,837    $4,548
Foreign                                                                  --        --        --
                                                                     ---------------------------
                                       TOTAL CURRENT EXPENSE          2,406     3,837     4,548
Deferred expense (benefit)
  Federal                                                             2,226       670      (351)
  Foreign                                                                --        --        --
                                                                     ---------------------------
                            TOTAL DEFERRED EXPENSE (BENEFIT)          2,226       670      (351)
                                                                     ---------------------------
                                    TOTAL INCOME TAX EXPENSE         $4,632    $4,507    $4,197
                                                                     ---------------------------

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
Federal income tax rate:                                               35.0%       35.0%       35.0%
Reconciling items:
  Tax exempt interest                                                  (0.3)       (0.2)       (0.3)
  Dividends received deduction                                         (0.4)       (0.7)         --
  Permanent nondeductible expenses                                       --         0.2         0.1
  Change in reserve for prior year taxes                               (6.0)         --          --
  Other                                                                (0.4)       (0.3)       (0.6)
                                                                     ------------------------------
                                  EFFECTIVE INCOME TAX RATE:           27.9%       34.0%       34.2%
                                                                     ------------------------------

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                                        December 31,
                                                                     ------------------
                                                                      2004        2003
                                                                     ------------------
Deferred tax assets:
  Policyholder and separate account reserves                         $  390      $  271
  Accrued liabilities                                                   111         865
  Deferred acquisition costs                                          1,300       1,442
  Deferred gains on reinsurance                                       2,272       2,857
  Other assets                                                          570       1,417
                                                                     ------------------
                                   GROSS DEFERRED TAX ASSETS          4,643       6,852
                                                                     ------------------
Deferred tax liabilities:
  Investment adjustment                                                  18          --
  Unrealized gains on fixed maturities and equities                   3,144       3,812
                                                                     ------------------
                              GROSS DEFERRED TAX LIABILITIES          3,162       3,812
                                                                     ------------------
Net deferred income tax asset                                        $1,481      $3,040
                                                                     ------------------

5. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 100,000 shares of common stock with a stated value of $20 per share. All the shares are issued and outstanding as of December 31, 2004 and 2003. All the outstanding shares at December 31, 2004 are owned by Assurant, Inc. (see Note 1). The Company paid dividends of $40,000, $0, and $0 at December 31, 2004, 2003 and 2002,
respectively.

The maximum amount of dividends which can be paid by the State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note
6).

6. STATUTORY INFORMATION

The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Prescribed statutory accounting practices (SAP) includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP;
2) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 3) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 4) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 5) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; and 6) certain assets are not admitted for purposes of determining surplus under SAP.

Reconciliations of net income and stockholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

                                                                 Net Income            Stockholder's Equity
                                                         ---------------------------------------------------
                                                          2004      2003      2002       2004        2003
                                                         ---------------------------------------------------
Based on statutory accounting practices                  $11,088   $10,190   $ 8,770    $43,039     $73,599
Deferred policy acquisition costs                            181      (628)   (2,190)     1,123         942
Deferred and uncollected premiums                          1,006      (932)      156        104          33
Policy reserves                                              591      (798)      361      2,002         398
Investment valuation difference                               --        --        --      8,636      10,726
Commissions                                                   99       426    (1,848)      (134)       (233)
Deferred taxes                                                --        --        --     (1,305)     (1,424)
Deferred gain on disposal of business                        320     1,896     2,242     (6,492)     (8,067)
Unearned ceding fee                                          612        --        --       (827)     (1,439)
Amounts payable reinsurance ceded                             --        --        --         25         454
Funds held under reinsurance treaty unauthorized
reinsurer                                                               --        --         --          --
Realized gains (losses) on investments                       497       547      (443)        --          --
Amortization of goodwill                                      --        --        --      2,038       2,038
Income taxes                                              (2,226)     (339)      351      1,481       3,040
Pension                                                     (154)      (61)      153       (300)       (106)
Amortization of IMR                                          (37)       (5)      (45)        --          --
Reinsurance in unauthorized companies                         --        --        --         48          42
Interest maintenance reserve                                  --        --        --        569          --
Asset valuation reserve                                       --        --        --      1,182         908
Agents balances                                               --        --        --         54          23
Other                                                         --    (1,559)      585        246        (183)
                                                         ---------------------------------------------------
      BASED ON GENERALLY ACCEPTED ACCOUNTING PRINCIPLES  $11,977   $ 8,737   $ 8,092    $51,489     $80,751
                                                         ---------------------------------------------------

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds minimum RBC requirements. Per Section 4207 of New York Insurance Laws, dividends may be paid by domestic stock life insurance companies upon receiving approval from the Superintendent of Insurance 30 days prior to declaration. The payment of dividends in excess of a certain amount (i.e., extraordinary dividends) must be approved by the Department of Insurance, in the state of New York. Ordinary dividends are limited to the lesser of (i) 10% of the statutory surplus as of the end of the prior year or (ii) 100% of adjusted net investment income of the same period upon approval of the New York Department of Insurance. If insurance regulators determine that payment of an ordinary dividend or any other payments by the Company's insurance subsidiaries to the Company (such as payments under a tax sharing agreement or payments for employee or other services) would be adverse to policyholders or creditors, the regulators may block such payments that would otherwise be permitted without prior approval. The Company entered into an agreement with the New York Insurance Department in connection with the merger of BALAC in 2001, pursuant to which the Company agreed not to pay any dividends until fiscal year 2004. No assurance can be given that there will not be further regulatory actions restricting the ability of the Company's insurance subsidiaries to pay dividends.

7. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                 2004           2003
                                ----------------------
Ceded future policy
 holder benefits and
 expense                        $29,085       $ 24,051
Ceded unearned premium           18,139         30,120
Ceded claims and benefits
 payable                         44,291         44,621
Ceded paid losses                 2,092          1,659
                                ----------------------
                    TOTAL       $93,607       $100,451
                                ----------------------

The changes in direct premiums and premiums ceded were as follows:

                                                           Years Ended December 31,
                       ------------------------------------------------------------------------------------------------
                                    2004                             2003                             2002
                       ------------------------------   ------------------------------   ------------------------------
                         Long      Short                  Long      Short                  Long      Short
                       Duration   Duration    Total     Duration   Duration    Total     Duration   Duration    Total
                       ------------------------------------------------------------------------------------------------
GROSS EARNED
PREMIUMS AND OTHER
CONSIDERATIONS         $ 10,930   $ 79,285   $ 90,215   $ 11,442   $ 97,379   $108,821   $ 10,618   $119,369   $129,987
Premiums assumed             --     13,174     13,174         --      6,513      6,513         --      2,100      2,100
Premiums ceded          (10,930)   (26,866)   (37,796)   (11,442)   (34,686)   (46,128)   (10,618)   (47,254)   (57,872)
                       ------------------------------------------------------------------------------------------------
Net earned premiums
and other
considerations         $     --   $ 65,593   $ 65,593   $     --   $ 69,206   $ 69,206   $     --   $ 74,215   $ 74,215
                       ------------------------------------------------------------------------------------------------
GROSS POLICYHOLDER
BENEFITS               $ 19,628   $ 46,939   $ 66,567   $ 22,637   $ 61,514   $ 84,151   $ 18,217   $ 81,827   $100,044
Benefits assumed             --     15,304     15,304         --      6,785      6,785         --      1,323      1,323
Benefits ceded          (19,619)   (19,520)   (39,139)   (22,628)   (23,194)   (45,822)   (18,209)   (36,007)   (54,216)
                       ------------------------------------------------------------------------------------------------
Net policyholder
Benefits               $      9   $ 42,723   $ 42,732   $      9   $ 45,105   $ 45,114   $      8   $ 47,143   $ 47,151
                       ------------------------------------------------------------------------------------------------

The Company utilizes ceded reinsurance for loss protection and capital management and business divestitures.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk to minimize this exposure. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as on developing strong relationships with the Company's reinsurers for the sharing of risks.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses. Assets backing ceded liabilities related to this business are held in trust for the benefit of the Company and are reflected in the Company's balance sheet.

In 2001, the Company entered into a reinsurance agreement with the Hartford for the sale of its FFG division. The reinsurance recoverable from the Hartford was $5,559 and $6,870 as of December 31, 2004 and 2003, respectively. The Company would be responsible to administer this business in the event of a default by reinsurers. In addition, under the reinsurance agreement, the Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If the Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In 2000, the Company divested its LTC operations to John Hancock. Reinsurance recoverable from John Hancock was $28,862 and $21,046 as of December 31, 2004 and 2003, respectively.

8. RESERVES

The following table provides reserve information by major lines of business as of:

                                              December 31, 2004                       December 31, 2003
                                    -------------------------------------   -------------------------------------
                                    Future Policy              Claims and   Future Policy   Claims and
                                    Benefits and    Unearned    Benefits    Benefits and     Unearned    Benefits
                                      Expenses      Premiums    Payable       Expenses       Premiums    Payable
                                    -----------------------------------------------------------------------------
LONG DURATION CONTRACTS:
FFG and other disposed businesses      $29,168      $ 2,648     $  2,689       $24,143       $ 2,694     $  1,171
SHORT DURATION CONTRACTS:
Group term life                             --          103       20,045            --           125       20,936
Group disability                            --          129       92,641            --           110       85,956
Medical                                     --            6        2,144            --             8        1,884
Dental                                      --           95        1,939            --           111        1,858
Credit Life and Disability                  --       17,921       19,389            --        30,628       24,608
Other                                       --           --          423            --         2,122          820
                                    -----------------------------------------------------------------------------
                             TOTAL     $29,168      $20,902     $139,270       $24,143       $35,798     $137,233
                                    -----------------------------------------------------------------------------

The Company's short duration contract group disability category includes short and long term disability products. Claims and benefits payable for long-term disability have been discounted at 5.25%. The December 31, 2004 and 2003 liabilities include $92,254 and $85,491, respectively of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2004 and 2003 are $20,747 and $20,477 respectively.

9. FAIR VALUE DISCLOSURES

Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financia l Instruments ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheets. In the measurement of the fair value of certain financial instruments, if quoted market prices were not available other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions: Cash, cash equivalents and short-term investments: the carrying amount reported approximates fair value because of the short maturity of the instruments.

Fixed maturity securities: the fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Equity securities: fair value of equity securities and non-sinking fund preferred stocks is based upon quoted market prices.

Commercial mortgage loans and policy loans: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans are reported in the balance sheets at amortized cost, which approximates fair value.

Other investments: the fair values of joint ventures are calculated based on fair market value appraisals. The carrying amounts of the remaining other investments approximate fair value.

Policy reserves under investment products: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

Separate account assets and liabilities: separate account assets and liabilities are reported at their estimated fair values in the balance sheet.

                                                             December 31, 2004             December 31, 2003
                                                        ---------------------------   ---------------------------
                                                        Carrying Value   Fair Value   Carrying Value   Fair Value
                                                        ---------------------------------------------------------
FINANCIAL ASSETS
Cash and cash equivalents                                  $  5,360       $  5,360       $  1,060       $  1,060
Fixed maturities                                            128,766        128,766        167,712        167,712
Equity securities                                             8,571          8,571          9,784          9,784
Commercial mortgage loans on real estate                      9,125          9,627          3,800          3,800
Policy loans                                                     80             80             37             37
Short-term investments                                        4,575          4,575          8,091          8,091
Other investments                                                --             --            275            275
Assets held in separate accounts                             32,446         32,446         39,678         39,678
FINANCIAL LIABILITIES
Policy reserves under investment products (Individual
and group annuities, subject to discretionary
withdrawal)                                                $  5,286       $  5,177       $  6,527       $  6,346
Liabilities related to separate accounts                     32,446         32,446         39,678         39,678

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

10. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Company is a wholly-owned subsidiary of Assurant, Inc., which sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. Assurant's pension plan funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to $108, $61 and $153 for 2004, 2003 and 2002, respectively.

The Company has a contributory profit sharing plan, sponsored by Assurant, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $34, $44 and $70 for 2004, 2003 and 2002, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by Assurant. Health care benefits, either through an Assurant sponsored retiree pla n for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. During 2004, 2003, and 2002 the Company incurred expenses related to retirement benefits of $37, $0 and $0, respectively.

11. DEFERRED POLICY ACQUISITION COSTS

Information regarding deferred policy acquisition costs follows:

                                 December 31,
                           -------------------------
                            2004     2003     2002
                           -------------------------
Beginning Balance          $  942   $1,570   $ 3,760
Costs deferred                428      146       129
Amortization                 (247)    (774)   (2,319)
                           -------------------------
           ENDING BALANCE  $1,123   $  942   $ 1,570
                           -------------------------

12. GOODWILL

Information regarding goodwill follows:

                           Goodwill for the Year Ended
                                  December 31,
                           ---------------------------
                            2004      2003      2002
                           ---------------------------
Beginning Balance          $2,038    $1,971    $1,949
Acquistions                    --        67        22
                           ---------------------------
           ENDING BALANCE  $2,038    $2,038    $1,971
                           ---------------------------

13. RELATED PARTY TRANSACTIONS

The Company received various services from Assurant. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information systems, actuarial and other administrative functions. The fees paid for these services for years ended December 31, 2004, 2003 and 2002 were $4,192, $4,236 and $3,474, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating as a separate company.

The Company cedes group liability business to its affiliate, Fortis Benefits Insurance Company (Fortis Benefits). The Company has ceded $6,526, $5,847 and $6,705 of premium to Fortis Benefits in 2004, 2003 and 2002, respectively. The Company has ceded $23,533 and $22,096 of reserves in 2004 and 2003, respectively, to Fortis Benefits.

14. COMMITMENTS AND CONTINGENCIES

The Company lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2004, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2005                                            604
2006                                            521
2007                                            348
2008                                            348
2009 and thereafter                              --
                                           --------
      TOTAL MINIMUM FUTURE LEASE PAYMENTS  $  1,821
                                           --------

Rent expense was $418, $492 and $652 for 2004, 2003 and 2002 respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.

15. SUBSEQUENT EVENTS

On March 14, 2005 the Company was notified by the Insurance Department of the State of New York that the Company is entitled to an estimated refund of approximately $2,788 as a result of our participation in a Specified Medical Condition Pool under regulations mandating community rated medical coverage for high-risk individuals. It is anticipated that the disbursement will be made by July 30, 2005. The Company has not recorded any amounts in the financials statements as a result of this anticipated disbursement.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements And Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b)  Exhibits:

          (1) Resolution of the Board of Directors of First Fortis Life Insurance Company authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Form of Principal Underwriter and Servicing Agreement.(1)

               (b) Form of Dealer Sales Agreement.(1)

          (4)  Form of Variable Annuity Contract.(2)

          (5)  Form of Application.(2)

          (6)  (a) Charter of First Fortis Life Insurance Company.(1)

               (b) By-laws of First Fortis Life Insurance Company.(1)

          (7)  Reinsurance Contract and Administrative Services Agreement.(1)

          (8)  Form of Participation Agreement.(3)

          (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of First Fortis Life Insurance Company.

          (10) (a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

          (10) (b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (99) Copy of Power of Attorney.

----------
          (1) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement File No. 33-71686 filed with the Commission on April 19, 2002.
          (2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-20343 filed with the Commission on May 9, 1997.
          (3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-79701, dated April 19, 2002.

Item 25.  Directors and Officers of Depositor

-------------------------------------------- -----------------------------------------------------------------
NAME AND ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------------- -----------------------------------------------------------------
Lance R. Wilson (2)                          President, Chief Executive Officer, Chairman of the Board and
                                             Director
-------------------------------------------- -----------------------------------------------------------------
Terry J. Kryshak (1)                         Senior Vice President and Director
-------------------------------------------- -----------------------------------------------------------------
Ranell M. Jacobson (2)                       Treasurer and Director
-------------------------------------------- -----------------------------------------------------------------
Barbara R. Hege (3)                          Assistant Treasurer and Director
-------------------------------------------- -----------------------------------------------------------------
Lesley G. Silvester (3)                      Director
-------------------------------------------- -----------------------------------------------------------------
Allen Freedman                               Director
525 County Hwy. 40
Charlotteville, NY 12036
-------------------------------------------- -----------------------------------------------------------------
Dale Edward Gardner                          Director
Gardner & Buhl
Bridge Street
Roxbury, NY  12474
-------------------------------------------- -----------------------------------------------------------------
Esther L. Nelson                             Director
899 Wiley Town Rd.
Fly Creek, NY 13337
-------------------------------------------- -----------------------------------------------------------------
Clarence Elkus Galston                       Director
10 Longwood Dr., Apt. 330
Westwood, MA 02090
-------------------------------------------- -----------------------------------------------------------------
Paula M. SeGuin (1)                          Chief Administrative Officer, Vice President and Assistant
                                             Secretary
-------------------------------------------- -----------------------------------------------------------------
Douglas R. Lowe (2)                          Secretary
-------------------------------------------- -----------------------------------------------------------------
Miles Yakre (3)                              Corporate Actuary
-------------------------------------------- -----------------------------------------------------------------

(1)   Address:  308 Maltbie St., Suite 200, Syracuse, NY 13204.

(2)   Address:  Assurant, Inc., 576 Bielenberg Drive, Woodbury, MN 55125.

(3)   Address:  Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005.

Item 26. Persons Controlled By or Under Control with the Depositor or Registrant. Incorporated by reference to Post-Effective No. 12 to the Registration Statement File No. 333-79701 filed with the Commission on April 4, 2005.

Item 27.  Number of Contract Owners

          As of January 31, 2005 there were 828 Contract Owners.

Item 28.  Indemnification

          First Fortis' By-Laws provide for indemnity and payment of expenses of First Fortis' officers and directors in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable New York law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and for a purpose that he reasonably believed to be in, or not opposed to, the best interests of the Company, and, in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful. No indemnification is further permitted to an individual if there has been an adjudication, and a judgement rendered adverse to the individual seeking indemnification, finding that the acts were committed in bad faith, as the result of active and deliberate dishonesty, or that there was personal gain, financial profit, or other advantage which he or she was not otherwise legally entitled.

          There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

          Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

          First Fortis Life Insurance Company - Separate Account A Fortis Benefits Insurance Company - Variable Account C
          Fortis Benefits Insurance Company - Variable Account D

         (b) Officers and Directors of Woodbury Financial Services, Inc.:

         NAME AND PRINCIPAL BUSINESS ADDRESS          TITLE
         -----------------------------------          -----
         Richard Fergesen*                            Chief Financial Officer, Assistant Treasurer and Financial Principal
         Walter R. White*                             Director and Chief Operating Officer
         Brian Murphy*                                Director, President and Chief Executive Officer
         Mark Cadalbert*                              Chief Compliance Officer
         John C. Walters**                            Director
         Richard G. Costello***                       Assistant Secretary
         Sarah J. Harding*                            Assistant Secretary

          *   Address: 500 Bielenberg Drive, Woodbury, MN 55125.
          **  200 Hopmeadow Street, Simsbury CT 06089
          *** Hartford Plaza, Hartford, CT 06115

          (c)  None.

Item 30.  Location of Accounts and Records

          The accounts, books, records or other documents required to be kept by
          Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

          First Fortis Life Insurance Company:           308 Maltbie Street, Suite 200, Syracuse, NY 13204
          Woodbury Financial Services, Inc.:             500 Bielenberg Drive, Woodbury, MN 55125
          Hartford Administrative Services Company       500 Bielenberg Drive, Woodbury, MN 55125

Item 31.  Management Services

          Effective April 1, 2001, First Fortis contracted the administrative servicing obligations for the contracts to Hartford Life Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although First Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of First Fortis.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 5th day of April, 2005.

SEPARATE ACCOUNT A OF
FIRST FORTIS LIFE INSURANCE COMPANY
(Registrant)

By:   Lance R. Wilson
     -------------------------------------
      Lance R. Wilson, President, Chief
      Executive Officer and Chairman of
      the Board*

FIRST FORTIS LIFE INSURANCE COMPANY         *By: /s/ Marianne O'Doherty
        (Depositor)                              ------------------------
                                                     Marianne O'Doherty
By:   Lance R. Wilson                                Attorney-in-Fact
     --------------------------------------
      Lance R. Wilson, President, Chief
      Executive Officer and Chairman of
      the Board*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

Lance R. Wilson
    President, Chief Executive Officer, Director
    and Chairman of the Board*
Terry J. Kryshak
    Sr. Vice President and Director*
Ranell M. Jacobson
    Treasurer, Director and
    Principal Financial Officer*         *By: /s/ Marianne O'Doherty
Barbara R. Hege                               ------------------------
    Assistant Treasurer, Director*            Marianne O'Doherty
Lesley G. Silvester                           Attorney-in-Fact
    Director*
Allen R. Freedman                             Date: April 5, 2005
    Director*
Dale E. Gardner
    Director*
Kenneth W. Nelson
    Director*
Esther L. Nelson, Director*
Clarence E. Galston, Director*

333-20343

                                  EXHIBIT INDEX

9 Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of First Fortis Life Insurance Company.

10(a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public
      Accounting Firm.

10(b) Consent of Deloitte & Touche LLP, Independent Registered Public
      Accounting Firm.

99    Copy of Power of Attorney